File No. 33-13247

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 68

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 68

SATURNA INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1300 North State Street

Bellingham, Washington 98225-4730

(Address of Principal Executive Offices)

Registrant’s Telephone Number – (360) 594-9900

Elliot S. Cohen

1300 North State Street

Bellingham, Washington 98225-4730

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	on March 30, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS

Saturna Growth Fund
Investor (SSGFX)
Z (SGZFX)

Saturna International Fund
Investor (SSIFX)
Z (SIFZX)

Saturna Core Fund
(SCORX)

Saturna Global Sustainable Bond Fund*
(SEBFX)

Saturna Funds

Prospectus

March 30, 2026

* Effective March 30, 2026, Saturna Sustainable Bond Fund's name is changed to Saturna Global Sustainable Bond Fund.

Please read this prospectus and keep it for future reference. It is designed to provide important information to investors and to help them decide if the Saturna Funds' goals match their own.

Neither the Securities and Exchange Commission nor any state securities authority has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents:

Saturna Growth Fund	3
Saturna International Fund	6
Saturna Core Fund	10
Saturna Global Sustainable Bond Fund	14
Investment Objectives	17
Principal Investment Strategies	17
Principal Risks	18
Investment Information	21
Investment Adviser	21
Fund Share Pricing	22
Purchase and Sale of Fund Shares	23
Purchase and Sale of Fund Shares Through Financial Intermediaries	24
Distributions	25
Frequent Trading Policy	25
Tax Consequences	25
Distribution Arrangements	26
Financial Highlights	27

2

Saturna Growth Fund

Investment Objective

Long-term capital growth.

Fees and Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Growth Fund	Investor Shares	Z Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.23%	0.25%
Total Annual Fund Operating Expenses	0.98%	0.75%

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor’s expenses would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$100	$312	$542	$1,202
Z Shares	$77	$240	$417	$931

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value. The Fund’s investment adviser, Saturna Capital Corporation, considers a variety of factors in determining a company’s intrinsic value, including the expected rate of future revenue and earnings growth, and valuation through metrics such as price to earnings and price to cash flow multiples. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

3

Saturna Growth Fund

Principal Risks of Investing

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Performance

Annual Total Return

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on https://www.saturna.com/funds/performance.

Best Quarter	Q2 2020	25.45%
Worst Quarter	Q2 2022	(17.73)%
4

Saturna Growth Fund

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategies.

Periods ended December 31, 2025

	1 Year	5 Years	10 Years	Life of Fund
Growth Fund Investor Shares (SSGFX) [1]
Return before taxes	15.99%	11.22%	13.99%	9.71%
Return after taxes on distributions	15.53%	10.38%	13.10%	9.17%
Return after taxes on distributions and sale of Fund shares	9.77%	8.49%	11.06%	7.58%
Growth Fund Z Shares (SGZFX) [2]
Return before taxes	16.26%	11.49%	n/a	15.17%
Bloomberg US Large Cap Total Return Index (reflects no deduction for fees, expenses, or taxes) [2,3]	18.03%	14.00%	14.93%	14.79%
Bloomberg 1000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes) [2,3]	17.93%	13.60%	16.60%	16.72%

[1]	Saturna Growth Fund Investor Shares began operations April 1, 1987.

[2]	Saturna Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the, Bloomberg US Large Cap Total Return Index and Bloomberg 1000 Growth Total Return Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is the Fund’s investment adviser.

Portfolio Managers

Mr. William B. Jones IV, CFA, a senior equity analyst and portfolio manager of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2025. Mr. Jason S. Mitchell, MBA, a senior investment analyst of Saturna Capital Corporation, is the deputy portfolio manager, a role he assumed in 2025.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Saturna Growth Fund. Z Shares will be purchased by default if no share class is specified at the time of purchase.

The minimum initial investment for both Investor Shares and Z Shares is $1,000 (for tax-sheltered accounts, there is no minimum).

Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares of their investment on any business day by these methods:

Written request

Write:	Saturna Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax:	360-734-0755
Or Email:	investorservices@saturna.com

Telephone request

Call:	800-728-8762 or 360-734-9900

Online

Visit:	www.saturna.com/resources/literature

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Saturna International Fund

Investment Objective

Long-term capital growth.

Fees and Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

International Fund	Investor Shares	Z Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.26%	0.30%
Total Annual Fund Operating Expenses	1.01%	0.80%
Waiver and Expense Reimbursment[1]	n/a	(0.05)%
Total Annual Fund Operations Expenses after Fee Waver and Expense Reimbursement	1.01%	0.75%

[1]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund’s Z Shares to the extent necessary to ensure that the net operating expenses of the Fund’s Z Shares, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor’s expenses would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$103	$323	$560	$1,240
Z Shares	$81	$254	$442	$985

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in equity securities of companies: 1) with at least half of their assets located outside the United States, 2) with at least half of their sales generated outside of the United States, or 3) that are organized or maintain their principal place of business outside of the United States. The Fund diversifies its investments across industries, companies, and countries, predominantly those with mature markets (such as Europe and Japan). The Fund may also invest in companies in emerging markets. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value, which typically means companies with low price/earnings multiples, low price to cash flow, and higher dividend yields. To reduce risk, the Fund follows a value investment style and favors equities of larger, more seasoned companies. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

6

Saturna International Fund

Principal Risks of Investing

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

7

Saturna International Fund

Performance

Annual Total Return

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on https://www.saturna.com/funds/performance.

Best Quarter	Q2 2020	18.46%
Worst Quarter	Q1 2020	(20.85)%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index.

Periods ended December 31, 2025

	1 Year	5 Years	10 Years	Life of Fund
International Fund Investor Shares (SSIFX) [1]
Return before taxes	22.50%	7.08%	10.25%	7.70%
Return after taxes on distributions	18.35%	5.92%	9.15%	7.13%
Return after taxes on distributions and sale of Fund shares	14.50%	5.39%	8.44%	6.68%
International Fund Z Shares (SIFZX) [2]
Return before taxes	22.86%	7.32%	n/a	9.79%
Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes) [2]	32.46%	10.15%	9.14%	8.59%

[1]	Saturna International Fund Investor Shares began operations September 28, 1995.

[2]	Saturna International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index is shown since this date.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

8

Saturna International Fund

Investment Adviser

Saturna Capital Corporation is the Fund’s investment adviser.

Portfolio Managers

Mr. Dan Kim CFA, director of research and portfolio manager of Saturna Capital Corporation, is the person primarily responsible for the day-to-day management of the Fund, which he has managed since 2023. Mr. Simon Kim, CFA, a senior investment analyst of Saturna Capital Corporation, has been the deputy portfolio manager since 2026.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Saturna International Fund. Z Shares will be purchased by default if no share class is specified at the time of purchase.

The minimum initial investment for both Investor Shares and Z Shares is $1,000 (for tax sheltered accounts, there is no minimum).

Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares of their investment on any business day by these methods:

Written request

Write:	Saturna Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax:	360-734-0755
Or Email:	investorservices@saturna.com

Telephone request

Call:	888-732-6262 or 360-734-9900

Online

Visit:	www.saturna.com/resources/literature

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Saturna Core Fund

Investment Objective

Long-term appreciation and capital preservation.

Fees and Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Core Fund	Saturna Core
Management Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and Expense Reimbursement[1]	(0.09)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%

[1]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that the net operating expenses, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor’s expenses would be:

	1 Year	3 Years	5 Years	10 Years
Saturna Core	$86	$268	$465	$1,035

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.52% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a mix of equity and debt securities. It normally invests 60 to 70% of its assets in a mix of US and foreign equity securities, and 30 to 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments, with the aim of managing portfolio volatility and liquidity. To reduce risk, the Fund follows a value investment style, favoring income- producing securities and those of larger, more seasoned companies.

The Fund seeks to invest in issuers that the investment adviser believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and non-financial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund’s investment adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or if, in the opinion of the adviser, sustainability risks are mitigated by other factors.

10

Saturna Core Fund

Principal Risks of Investing

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

11

Saturna Core Fund

Performance

Annual Total Return

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on https://www.saturna.com/funds/performance.

Best Quarter	Q2 2020	11.65%
Worst Quarter	Q1 2020	(11.94)%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategies.

Periods ended December 31, 2025

	1 Year	5 Years	10 Years	Life of Fund[1]
Return before taxes	14.18%	6.71%	7.63%	5.67%
Return after taxes on distributions	13.31%	5.94%	6.99%	5.06%
Return after taxes on distributions and sale of Fund shares	8.49%	4.91%	5.85%	4.22%
Bloomberg Developed Markets Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	21.47%	12.56%	12.66%	8.32%
Bloomberg Global Equity/Fixed Income 60/40 Index (reflects no deduction for fees, expenses, or taxes) 2	16.10%	6.60%	8.19%	4.09%

[1]	Saturna Core Fund began operations March 30, 2007.

[2]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

12

Saturna Core Fund

Investment Adviser

Saturna Capital Corporation is the Fund’s investment adviser.

Portfolio Managers

Mr. Bryce R. Fegley MS, CIPM®, CFA, is the Fund’s portfolio manager (since 2020) and a quantitative lead of Saturna Capital Corporation, who is primarily responsible for the day-to-day management of the Fund. Mr. Pierce S. McCrerey CFA, a fixed income analyst of Saturna Capital Corporation, has been a deputy portfolio manager for the Fund since 2026.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Saturna Core Fund.

The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).

Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares of their investment on any business day by these methods:

Written request

Write:	Saturna Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax:	360-734-0755
Or Email:	investorservicees@saturna.com

Telephone request

Call:	888-732-6262 or 360-734-9900

Online

Visit:	www.saturna.com/resources/literature

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

13

Saturna Global Sustainable Bond Fund

Investment Objective

Current income and capital preservation.

Fees and Expenses

This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees (fees paid directly from your investment)

None.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Global Sustainable Bond Fund	Global Sustainable Bond
Management Fees	0.55%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and Expense Reimbursement[1]	(0.19)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.60%

[1]	The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses of the Fund’s Z Shares to the extent necessary to ensure that the net operating expenses, excluding brokerage commissions, taxes, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor’s expenses would be:

	1 Year	3 Years	5 Years	10 Years
Global Sustainable Bond	$80	$252	$438	$975

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.07% of the average value of its portfolio.

The Fund’s increased portfolio turnover can be partially attributed to its adaptation to shifting macroeconomic circumstances as a result of the Federal Open Market Committee’s (FOMC) 2024 monetary policy changes.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund’s investment adviser believes demonstrate sustainable characteristics. The Fund typically invests in corporate bonds, US and foreign government bonds, municipal bonds, collateralized or securitized bonds, high quality commercial paper, and bank obligations. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance.

The adviser employs a fundamental research driven approach to bond selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have robust policies and lower risks in the areas of the environment, social responsibility, and corporate governance. The use of third- party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or, in in the opinion of the adviser, sustainability risks are mitigated by other factors.

14

Saturna Global Sustainable Bond Fund

Principal Risks of Investing

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance.

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Performance

Annual Total Return

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on https://www.saturna.com/funds/performance.

Best Quarter	Q4 2023	5.64%
Worst Quarter	Q2 2022	(4.42)%
15

Saturna Global Sustainable Bond Fund

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and the Life of the Fund compare to those of a broad-based securities market index.

Periods ended December 31, 2025

	1 Year	5 Years	10 Years	Life of Fund[1]
Return before taxes	10.10%	0.96%	2.28%	1.93%
Return after taxes on distributions	8.41%	(0.10)%	1.25%	0.92%
Return after taxes on distributions and sale of Fund shares	5.89%	0.22%	1.20%	0.93%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	1.26%	1.02%

[1]	Saturna Sustainable Bond Fund began operations March 27, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Investment Adviser

Saturna Capital Corporation is the Fund’s investment adviser.

Portfolio Managers

Mr. Patrick T. Drum MBA, CFA, CFP®, fixed income lead and portfolio manager of Saturna Capital Corporation, and Ms. Elizabeth Alm CFA, senior investment analyst and portfolio manager of Saturna Capital Corporation, are responsible for the Fund’s day-to-day management. Mr. Drum has been the Fund’s portfolio manager since the Fund’s inception in 2015, and Ms. Alm became a portfolio manager for the Fund in 2026. She previously served (since 2019) as the Fund’s deputy portfolio manager. Mr. Pierce S. McCrerey CFA, a fixed income analyst of Saturna Capital Corporation, has been the deputy portfolio manager since 2026.

Purchase and Sale of Fund Shares

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Saturna Global Sustainable Bond Fund.

The minimum initial investment is $1,000 (for tax-sheltered accounts, there is no minimum).

Shareowners may purchase additional shares at any time in minimum amounts of $25.

Shareowners may redeem shares of their investment on any business day by these methods:

Written request

Write:	Saturna Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax:	360-734-0755
Or Email:	investorservices@saturna.com

Telephone request

Call:	888-732-6262 or 360-734-9900

Online

Visit:	www.saturna.com/resources/literature

Tax Information

Any distributions you receive from the Fund may be taxed as ordinary income, qualified dividend income, or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

Investment Objectives

The Growth Fund seeks long-term capital growth.

The International Fund seeks long-term capital growth.

The Core Fund seeks long-term appreciation and capital preservation.

The Global Sustainable Bond Fund seeks current income and capital preservation.

There can be no guarantee that the investment objectives of a Fund will be realized. These investment objectives may only be changed with approval by vote of a majority of the outstanding shares of a Fund.

Principal Investment Strategies

The Saturna Funds as a group provide basic elements to build a low-expense, balanced investment program. All Saturna Funds seek tax efficiency for their shareowners and reduced trading expenses through low portfolio turnover.

The Saturna Funds seek to invest in sustainable and responsible companies. The Funds’ investment adviser, Saturna Capital Corporation, believes that companies proactively managing business risks relating to environmental, social, and governance issues make better contributions to the global economy and are more resilient. The Funds’ investment adviser uses negative screening to exclude companies primarily engaged in activities that the adviser believes present higher risk, including issuers engaged in:

●	Alcohol

●	Tobacco

●	Weapons

●	Gambling

●	Pornography

●	Fossil fuel extraction, production, and refining

The adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have robust sustainability policies in the areas of the environment, social responsibility, and corporate governance. The adviser’s proprietary scoring system provides an assessment of how well a company performs relative to a blend of its industry, sector, and country peers in each sustainable category. The adviser’s sustainability evaluation process assesses issuers’ business models over the long term and considers financial factors such as strong balance sheets, capable management teams with a track record of success, good cash flow, and prospects for sustainable above-average earnings growth. The adviser also considers sustainability factors such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The adviser seeks to identify issuers that show management stability and diversity, low debt, high-quality operations, and a long-term focus. While the Funds generally do not invest in any company with exposure to the foregoing businesses, they may invest in a company if the company is not primarily engaged in higher sustainability risk businesses or, in in the opinion of the adviser, sustainability risks are mitigated by other factors. With respect to fixed income securities, the adviser’s securities analysts utilize the foregoing process as inputs into the adviser’s fundamental analysis of the sustainability risks of fixed income securities in choosing securities that comply with the Funds’ sustainability screening.

The Saturna Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Typically, the Funds will hold cash or cash equivalents as a temporary defensive position, and may also invest in high-quality corporate debt obligations and US government obligations. Temporary defensive positions that are inconsistent with a Fund’s principal investment strategies may protect principal in adverse market conditions but could reduce returns if security prices are increasing. Taking a temporary defensive position may keep a Fund from attaining its investment objective.

Growth Fund

The Growth Fund seeks capital growth by investing in common stocks of US companies that the adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust sustainability policies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser’s assessment of intrinsic value, which typically means companies with low price/earnings multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

International Fund

The International Fund invests in a diversified portfolio of foreign equities of companies that the adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust sustainability policies. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion, including American Depository Receipts and American Depositary Shares for foreign stocks. The Fund diversifies its investments across industries, companies, and countries, predominantly those with mature markets (such as countries in Europe and Japan). The Fund invests at least 80% of its net assets in equity securities of companies: 1) with at least half of their assets located outside the United States, 2) with at least half of their sales generated outside of the United States, or 3) that are organized or maintain their principal place of business outside of the United States. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the adviser’s assessment of intrinsic value, which typically means companies with low price/earnings multiples, low price to cash flow, and higher dividend yields.

Core Fund

The Core Fund invests in a mix of common stocks and other equity securities, and bonds and other debt securities including short-term (money market) instruments that the adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust sustainability policies. It normally invests 60 to 70% of its assets in a mix of US and foreign equity securities including American Depository Receipts and American Depositary Shares, and 30 to 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equity securities, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments, with the aim of managing portfolio volatility and liquidity.

17

Global Sustainable Bond Fund

Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust sustainability policies.

The Fund’s investments include: Corporate bonds; Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities; Government and municipal securities; High-quality commercial paper; and Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion. Under normal circumstances, at least 65% of net assets must be in bonds rated in the four highest grades assigned by a nationally recognized bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase. The Fund may invest up to 35% inunrated bonds and high-yield bonds (“junk bonds”). Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more.

Principal Risks

As with any investment in a mutual fund, the value of a Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. When you redeem your shares, they may be worth more or less than what you paid for them. Before you invest in a Fund, you should carefully evaluate the Fund’s investment risks in light of your investment goals. Only consider investing in a Fund if you are willing to accept the risk that you may lose money. An investment in a Fund held for longer periods over full market cycles typically provides the best potential for favorable investment returns. The Funds’ principal investment strategies include the following principal investment risks.

All Funds

Market risk: The market value of securities will fluctuate, sometimes significantly and unpredictably. The securities markets are also susceptible to data imprecision, technology malfunctions, operational errors, and similar factors that may adversely affect a single issuer, a group of issuers, an industry, or the market as a whole. Changes in value may be temporary or may last for extended periods. A slow-growing economy, or an inflationary or a recessionary environment, may adversely impact securities markets and prices of securities in which the Funds invest. Economies and financial markets throughout the world are becoming increasingly interconnected. Local, regional, or global events such as civil disobedience, insurrection, war, acts of terrorism, the spread of infectious disease or other public health issues, or other events could have a significant impact on the Funds and their investments. As a result, events or conditions that impact the economies or securities markets may adversely impact the Funds even if they are not invested primarily in those economies or markets.

Active management risk: Despite strategies designed to achieve the Funds’ investment objectives, the value of investments will change with market conditions. Securities selected for the Funds may not perform as Saturna Capital Corporation, the Funds’ adviser, expects. Additionally, securities selected may cause the Funds to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that Saturna Capital Corporation will effectively assess the Funds’ portfolio characteristics and it is possible that its judgments regarding the Funds’ exposures may prove incorrect. In addition, actions taken to manage the Funds’ exposures, including risk, may be ineffective and/or cause the Funds to underperform.

Sustainable investing risk: Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers which could limit the Funds’ opportunity set compared to funds that do not use sustainability criteria, and the Funds’ performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Sustainability criteria data, including data obtained from third party providers, may be incomplete, inaccurate, inconsistent, or unavailable, which could adversely affect the analysis of a particular investment. It is possible that the investments identified by the adviser as being aligned with its sustainability criteria will not perform as expected. The adviser could sell such positions at a disadvantageous time if an issuer no longer meets the sustainability criteria. While the adviser’s views on sustainability criteria comport with its sustainable investment principles, investors may differ in their view of sustainability criteria, and thus the Funds may invest in issuers that do not reflect the views of any particular investor. The regulatory landscape with respect to sustainability criteria is still under development. Future regulations could require a Funds to change or adjust its investment process with respect to the sustainability criteria.

Fundamental investing risk: A fundamental investment approach uses research and analysis of a variety of factors to select securities. That research and analysis may be incorrect or, if correct, may not be reflected by the market. Fundamental analysis is inherently subject to the risk of nobody being able to identify all the relevant factors. In addition, the macro-economic factors considered by the Funds’ adviser, may be difficult to evaluate or to implement. Fundamental investing is also inherently subject to differences between the prices of securities and their value as determined by a fundamental investment approach. A fundamental investment approach may cause a Fund to underperform other funds with similar investment objectives and investment strategies even in a rising market.

18

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If a Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, a Fund may lose money on its investments. The risk of loss may increase depending on the size and frequency of redemptions and whether redemptions occur during market turmoil or declining prices. The Fund may be unable to sell its less liquid securities at its desired price. The purchase price and subsequent valuation of less liquid securities typically reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Reduced liquidity may result from a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale.

Large transaction risk: A significant percentage of a Fund’s shares may be owned or controlled by the adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Saturna Growth, Saturna International, Saturna Core Funds

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Growth investing risk: The Funds may invest in growth stocks, which may be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall and declines may be significant when a stock had been supported by significant investor speculation. During market cycles when growth investing is out of favor, selling growth stocks at desired prices may be more difficult.

Saturna Core, Saturna Global Sustainable Bond Funds

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Typically, the longer the maturity (i.e., the term of a bond) or duration (i.e., a measure of the sensitivity of a bond to changes in market interest rates, based on the entire cash flow associated with the bond) of a bond, the greater the effect a change in interest rates could have on the bond’s price. As levels of interest rates fluctuate, bonds with longer durations generally have larger price changes than bonds with shorter durations.

A rising interest rate environment may adversely impact the liquidity of bonds and lead to increased volatility of bond markets. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund.

Call risk: Bonds with embedded callable options also contain an element of prepayment or call risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer’s credit quality is perceived to decline, the value and liquidity of the issuer’s bonds may also decline. The perceived credit of a bond issuer, and hence the price of its bonds, varies for many reasons including profits of a business, the willingness of government units to pay their obligations, and unforeseen liabilities such as increased pension plan obligations resulting from low interest rate earnings assumptions.

Financials sector risk: Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to government regulations and intervention, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Variable rate securities risk: Variable rate debt securities (which include floating rate debt securities) pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate and, as a result, such securities generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline, or not appreciate as quickly as expected, when prevailing interest rates rise, particularly if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. However, when interest rates fall, there may be a reduction in the payments of interest received by the Fund from its variable rate securities.

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High yield risk (Global Sustainable Bond only): Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

US government and mortgage related securities risk: Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the US government and no assurance can be given that the US government would provide financial support. Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place. Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (known as prepayment risk) or more slowly than expected (known as extension risk), which will affect the yield, average life, and price of the securities.

Saturna International Fund

Regional focus risk: The Fund may invest a significant portion of its assets in companies in a specific region, subjecting the Fund to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social, or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. This risk increases to the extent the Fund focuses on issuers in a limited number of countries in a region.

Saturna International, Saturna Core, Saturna Global Sustainable Bond Funds

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, trading suspensions, or adverse political or social developments that affect investments. Trading of foreign securities may be suspended, either by the issuers themselves, by an exchange, by governmental authorities or by sanctions. Suspensions may last for significant periods of time, during which trading may be halted.

Saturna International, Saturna Global Sustainable Bond Funds

Emerging markets risk: There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Liquidity Program (Saturna Growth, Saturna International, Saturna Core Funds)

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. ReFlow provides this cash by purchasing shares of the Funds at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareowner.

For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund’s share classes based on relative net assets. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.

ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies described under Purchase and Sale of Fund Shares below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the policy described in the “Frequent Trading Policy” section below. The adviser believes that the program has advantages over more conventional alternatives for meeting the Funds’ liquidity needs, which typically involve selling portfolio securities and/or liquidating cash reserves. When ReFlow redeems in kind, it is anticipated that the use of the program will reduce a Fund’s realization of capital gains.

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Operational Risk (All Funds)

An investment in a Saturna Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers. A Fund may be affected by international, US, state or local political events, including the action or inaction of governments, their instrumentalities, or quasi-governmental organizations, which may negatively impact economic conditions and businesses’ operating environments. Future government regulation and/or intervention could also change the way in which a Fund is regulated or affect the expenses incurred directly by a Fund. Regulatory uncertainty and political or governmental action or inaction may affect the value of a Fund’s investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Other disruptive events may include, but are not limited to, natural disasters, public health events, labor shortages, supply chain interruptions, and other destabilizing events that adversely affect a Fund’s, or their service providers’ ability to conduct business. The Funds seek to minimize such events through controls and oversight, but there may still be events or failures that could cause losses to the Funds. In addition, as the use of technology increases, the Funds may be more susceptible to operational risks through intentional and unintentional breaches in cyber security. A breach in cyber security may cause the Funds or their service providers to lose proprietary information or operational capacity or suffer data corruption. As a result, the Funds may incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. The Funds and their service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cyber security breach may cause such information to be lost, improperly accessed, used, or disclosed.

Please refer to the Trust’s Statement of Additional Information for further details about the risks of investing in the Funds.

Investment Information

Shareowners receive annual and semi-annual reports for the Funds in which they invest, which include information about Fund expenses, performance, fund statistics and material changes to a Fund. The audited financial statements of each Fund for the year ended November 30, 2025, included in the Funds’ Form N-CSR for the fiscal period ended November 30, 2025, are available upon request. Investors may obtain current share prices daily on financial information websites, by calling 1-888-732-8762, on electronic quotation systems, and at www.saturna.com/resources/literature. The following symbols can be used to obtain quotations and other information:

Saturna Growth Fund
Investor Shares	SSGFX	Z Shares	SGZFX
Saturna International Fund
Investor Shares	SSIFX	Z Shares	SIFZX
Saturna Core Fund
SCORX
Saturna Global Sustainable Bond Fund
SEBFX

This Prospectus, financial reports, performance information, proxy voting records, and other useful information are also available at www.saturna.com/resources/literature. Portfolio holdings are provided each month-end online (see the Statement of Additional Information for a description of portfolio disclosure policies).

Investment Adviser

Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225, is Saturna Investment Trust’s (the “Trust”) investment adviser and administrator (“Saturna Capital” or the “adviser”). Founded in 1989, Saturna Capital Corporation has approximately $9 billion in assets under management (as of December 31, 2025). It is also the adviser to the Amana Mutual Funds Trust, and to separately managed accounts. Saturna Capital’s wholly-owned subsidiary in Malaysia manages separate accounts and investment funds. Another wholly-owned subsidiary, Saturna Environmental Corporation, owns an environmental education camp.

Mr. Bryce R. Fegley CFA, MS, CIPM®, portfolio manager of Saturna Global High Income Fund and bond portfolio manager of Saturna Core Fund, joined Saturna Capital in 2001. For Saturna Capital he has worked in brokerage, investment research, and its Malaysian investment advisory subsidiary.

Mr. Patrick Drum MBA, CFA, CFP®, is a portfolio manager of the Saturna Global Sustainable Bond Fund since 2015 and the Fixed Income Lead for Saturna Capital. From 2007 to 2014, Mr. Drum was a senior portfolio manager with the Arbor Group at UBS Financial Services specializing in the investment of non-US fixed-income portfolios employing a sustainability screening process.

Ms. Elizabeth Alm CFA, joined Saturna Capital in 2018. Ms. Alm is a portfolio manager of the Saturna Global Sustainable Bond and Amana Participation Funds. From 2007 to 2018, Ms. Alm was a senior research analyst with Wells Fargo Asset Management focusing on high-yield municipal bonds.

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Mr. William B. Jones IV, CFA, senior equity analyst and portfolio manager of Saturna Growth Fund, joined Saturna Capital in 2023. Prior to Saturna, Mr. Jones was a multi-asset Portfolio Manager at Verus Investments, with previous roles in risk, also at Verus, and derivatives at Russell Investments.

Mr. Daniel Y. Kim, CFA, portfolio manager and director of research of Saturna International Fund, joined Saturna Capital in 2023. Previous to Saturna, Mr. Kim served as chief investment officer, chief executive officer, and portfolio manager at Blackcrane Capital, LLC and as investment analyst and partner at Mastholm Asset Management, LLC.

See the Statement of Additional Information for a discussion of their compensation, other accounts managed, and ownership of the Saturna Funds. Portfolio managers may maintain substantial positions in the Saturna mutual funds and generally do not purchase individual securities for their own accounts.

Advisory Fee

Each of the Saturna Growth Fund, Saturna International Fund and Saturna Core Fund pays Saturna Capital an advisory and administrative fee at an annual rate of 0.50% of the Fund’s average daily net assets. The Saturna Global Sustainable Bond Fund pays Saturna Capital an advisory and administrative fee at an annual rate of 0.55% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2025, the aggregate advisory fees paid (after fee waivers) were as follows:

Aggregate Advisory Fees
Growth Fund Z Shares (SGZFX)	0.50%
Growth Fund Investor Shares (SSGFX)	0.50%
International Fund Z Shares (SIFZX)	0.50%
International Fund Investor Shares (SSIFX)	0.50%
Core Fund (SCORX)	0.50%
Global Sustainable Bond Fund (SEBFX)	0.36%

The adviser has contractually agreed through March 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding taxes, commissions, and extraordinary expenses do not exceed 0.60% for Saturna Global Sustainable Bond, and 0.75% for the Saturna Core Fund and the International Fund’s Z Shares. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

For the fiscal year ended November 30, 2025, the Adviser reimbursed expenses of the Funds such that their net operating expense ratios were:

	Total Annual Operating Expenses	Contractual Fee Waivers	Net Operating Expense Ratio After Contractual Fee Waivers
Short-Term Bond Fund*	0.90%	0.30%	0.60%
Bond Income Fund*	0.93%	0.28%	0.65%
Global High Income Fund*	0.99%	0.24%	0.75%
Sustainable Equity Fund*	0.98%	0.23%	0.75%
Sustainable Bond Fund*	0.79%	0.14%	0.65%

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

A discussion regarding the basis for the Board of Trustees renewing the advisory contracts is available in the Funds’ Annual Financial Statements and Additional Information for the fiscal year ended November 30, 2025.

Fund Share Pricing

Each Fund computes its daily share price (net asset value) using market prices as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time). Fund shares are not priced on the days when New York Stock Exchange trading is closed (typically weekends and US national holidays). Equity securities traded on a national securities exchange and over-the-counter securities are valued at the last reported sale price on the valuation day. Bonds and other fixed-income securities are valued at prices supplied by one or more independent pricing services, which generally reflect valuations provided by securities broker-dealers and analysis conducted by the independent pricing service. Securities for which there are no sales are valued at the latest bid price. Occasionally there may be days without a readily available market price for a security. These may happen when trading in a security is suspended, the market on which a security is principally traded closes early, or trading volume is insufficient to produce a reliable quoted or computed price. When this occurs, a fair value for such security is determined in good faith. The Board of Trustees has designated the investment adviser (Saturna Capital) as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the investment adviser, subject to the Board of Trustee’s oversight. Using fair value to price a security may result in a value different from the security’s most recent closing price and from the prices used by other mutual funds to calculate their share prices.

Foreign markets may close before the time as of which the share price is computed. Because of this, events occurring after the close of a foreign market and before the share price computation may have a material effect on foreign security prices. To account for this, the Funds use evaluations provided by an independent pricing service for many foreign securities. Such evaluations are based on the foreign securities’ most recent closing market prices as of 4 p.m. Eastern time and correlations with broad market indices, sector indices, equity index futures contracts, American Depositary Receipts, and other factors. Foreign securities may trade on weekends or other days when the Funds do not price their shares. As a result, the share price may change on days when you will not be able to purchase or redeem shares.

A Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights for matters affecting that class. As a result of the differences in the expenses borne by each share class the share price will vary among a Fund’s share classes.

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Additional information about portfolio security valuation, including foreign securities, is contained in the Trust’s Statement of Additional Information (SAI).

Purchase and Sale of Fund Shares

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. For most accounts, we will ask for a photocopy of your driver’s license or other identifying documents.

You may open an account and purchase shares by sending a completed application, a photocopy of a government-issued identity document, and a check made payable to the Fund(s) of your choice. Certain account types may be opened online. The minimum initial investment for each Fund is $1,000. The Funds do not accept initial orders via telephone or unaccompanied by payment.

A broker-dealer or other financial intermediary that maintains an account with a Fund in the intermediary’s clients as nominee for the benefit of the intermediary’s clients may aggregate client orders to meet the $1,000 initial minimum investment. In addition, shares of the Funds are available for purchase without any minimum initial investment by:

●	Qualified and non-qualified employer-sponsored retirement or benefit plans, including 401(k) plans, 457 plans, 403(b) plans, profit-sharing plans, and deferred compensation plans;

●	Qualified retirement or benefit plans, including IRA, ESA, and HSA plans serviced as trustee by Saturna Trust Company; and

●	Fee-based advisory programs (including mutual fund wrap programs) sponsored by financial intermediaries that provide bundled services for a fee.

The price applicable to purchases and redemptions of Fund shares is the price next computed after receipt of a purchase or redemption request in proper order. There are no sales charges or loads. The Funds may reject purchases for any reason, such as excessive trading. In addition, anti-money laundering regulations limit acceptance of third-party checks and money orders.

Shareowners may purchase additional shares of either class of shares at any time in minimum amounts of $25. Once an account is open, purchases can be made by check, by electronic funds transfer, or by wire.

With prior authorization, purchase orders can be entered at www.saturna.com.

Shareowners may authorize the purchase or redemption of shares via electronic funds transfer (“EFT”) by completing the appropriate section of the application. The authorization must be received at least two weeks before EFT can be used. To use EFT to purchase or redeem shares, simply call 800-728-8762 (800-SATURNA). Investors may also wire money to purchase shares, though the wiring bank typically charges a fee for this service. Please notify Saturna Capital when you are wiring money.

Each time shares are purchased or redeemed, a confirmation is sent showing the details of the transaction as well as the current number and value of shares held. Share balances are computed in full and fractional shares, expressed to three decimal places.

Shareowners may request a redemption of all or part of their investment on any business day of the Funds. The Funds pay redemption proceeds in US dollars, and the amount per share received is the price next determined after receipt of a redemption request in proper order. The amount received depends on the value of the investments of that Fund on that day and may be more or less than the cost of the shares being redeemed.

If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. If you are redeeming shares that you have recently purchased by EFT, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by EFT to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.

The Funds normally send redemption proceeds within one day; however, if the Funds reasonably believe that a cash redemption would negatively impact the operations of a Fund or that the shareowner may be engaged in market-timing or frequent trading, the Funds reserve the right to delay payment of the redemption proceeds for up to seven calendar days. The Fund’s investment team continually monitors portfolio liquidity and adjusts the Fund’s cash level based on market outlook, portfolio and investor transactions, and other relevant criteria. Unlike many mutual funds, the Saturna Funds do not maintain a bank line of credit that could be used to meet short-term liquidity needs. The Funds typically expect to meet redemption requests, under both normal and stressed market conditions, by redeeming cash and cash equivalent portfolio holdings and/or selling portfolio securities or other instruments.

The Funds also reserve the right to redeem an investor’s shares in kind (i.e., providing investors with portfolio securities instead of cash), in whole or in part to meet redemption requests in both normal and stressed market conditions and other appropriate circumstances. The Funds may also use redemptions in kind for certain Fund shares held by ReFlow. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Funds used to compute their NAV. The Funds redeem in kind when Saturna Capital or the Board of Trustees determines that it is in the best interests of a Fund’s shareowners as a whole. There can be no assurance that the Funds will be able to manage liquidity successfully in all market environments. Under stressed conditions, the Fund may not pay redemption proceeds in a timely fashion.

The Funds reserve the right to change the terms of purchasing shares and services offered.

There are several methods you may choose to redeem shares:

Written request
Write:	Saturna Mutual Funds
Box N
Bellingham, WA 98227-0596
Or Fax:	360-734-0755
Or Email:	Investorservices@saturna.com

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You may redeem shares by a written request and choose one of the following options for the proceeds:

●	Redemption check (no minimum)

●	Federal funds wire ($5,000 minimum)

Note: Signatures on written requests, such as payments directed to a third party, may need to be guaranteed by a national bank, trust company, or by a member of a national securities exchange.

Prevailing rates apply to federal funds wires and expedited courier service for redemption checks. Delivery times cannot be guaranteed by the Funds.

Telephone request
Call:	1-800-728-8762 or 1-360-734-9900

Unless Saturna is notified in advance that you do not want this privilege, for telephone requests, the Funds will endeavor to confirm that instructions are genuine. The caller must provide:

●	the name of the person making the request,

●	the name and address of the registered owner(s),

●	the account number,

●	the amount to be redeemed, and

●	the method for remittance of the proceeds.

Online
Visit:	www.saturna.com/resources/literature

To initiate transactions online, shareowners must first complete an Online Access and E-Delivery form available on www.saturna.com or by calling toll-free 1-800-728-8762. When accessing their account, users must provide their username and password, and possible security prompts.

You may choose one of the following options for the proceeds:

●	Redemption check (no minimum) sent to registered owner(s) at the account address of record. Note: redemption checks sent to other than registered owners may require a written request with a signature guarantee.

●	Electronic Funds Transfers ($100 minimum) with proceeds transmitted to your bank account as designated by the EFT authorization on your application or banking authorization form. The transfer agent must receive the EFT authorization at least two weeks before EFT can be used.

●	Exchange (in at least the minimum established by the Fund being purchased) for shares of any other Fund for which Saturna Capital Corporation is the adviser. If the exchange is your initial investment into a Fund, the new account will automatically have the same registration as your original account. Exchanges are currently available via written and telephone requests.

As the transfer agent, Saturna may also require a form of personal identification. Neither the transfer agent nor the Funds will be responsible for the results of transactions they reasonably believe genuine.

The shares and/or uncashed checks of redemptions, dividends, or distributions may be transferred to your state of residence if no activity occurs within your account during an “inactivity period” specified in your state’s laws. The shareowner’s last known address of record determines which state has jurisdiction. Some states, such as Texas, allow shareowners to designate a representative to receive escheatment (transfer) notifications if their account is being transferred to a state government.

The Funds may restrain any account and suspend account services when: a Fund believes that there may exist a dispute between the registered or beneficial account owners; the Funds believe that a transaction may be fraudulent; in cases of abusive or threatening conduct or suspected illegal activity; or if the Funds are unable to verify the identity of the person(s) or entity opening an account or requesting a transaction.

Converting Shares

At no charge, you may convert one class of shares of a Fund directly to another class of shares of the same Fund, subject to the eligibility requirements and the fees and expenses of the share class of the Fund you convert into.

If you purchased shares directly from the Fund, you may initiate this process by writing to or calling the Fund. If you have purchased your shares through an intermediary, you should contact your intermediary to initiate this process. Your ability to conduct a share class conversion through an intermediary will depend on the share classes your intermediary makes available on the platform or program through which you own shares.

In addition, your intermediary may permit or require you to exchange your shares in a Fund into shares of a different class of the Fund if you elect to change the platform or program through which you own shares at the intermediary (e.g., advisory or retail brokerage), depending on the share classes your intermediary makes available on its platforms or platforms. The Fund share class you exchange into may have higher or lower fees than the share class you held. Contact your intermediary for more information.

Conversions will occur at the next available respective net asset values of the share classes. A conversion between share classes of the Fund is not normally a taxable event. You may only convert shares between accounts with identical registrations (i.e., the same names and addresses).

Purchase and Sale of Fund Shares Through Financial Intermediaries

The Funds have authorized financial intermediaries (such as securities brokers or dealers, retirement plan recordkeepers, banks, and trust companies) to receive purchase, redemption, and exchange orders on behalf of the Funds. These authorized intermediaries may designate other intermediaries to receive such orders. A Fund will be deemed to have received a purchase, redemption, or exchange order when an authorized intermediary (or its designee) receives the transaction request in good order.

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If you purchase shares through an intermediary, the transfer agent may not have your account information. If so, you must contact your intermediary to perform transactions. Investors should be aware that intermediaries might have policies different than the Funds’ policies regarding purchases, redemptions, or exchanges and these may be in addition to or in place of the Funds’ policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Distributions

The Funds intend to distribute their net investment income and net realized capital gains, if any, to their shareowners. Distributions from net capital gains are paid annually, typically by the end of the year. Growth Fund, International Fund, Core Fund, and Global Sustainable Bond Fund pay income dividends annually, typically by the end of the year.

Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time.

Both dividends and capital gains distributions are paid in additional full and fractional shares of the share class owned. At your option, you may receive dividends and/or capital gain distributions greater than $10 in cash. Dividends or capital gains in amounts less than $10 will be reinvested. If you do not indicate any choice on your application, your dividends will be reinvested. You are notified of each dividend and capital gain distribution at the end of the month when paid.

Returned dividend checks and dividend checks that remain uncashed for six months will be automatically reinvested into your account and invested in additional shares of the Fund; future dividends in such accounts will continue to be reinvested until the shareowner is located or the account is closed.

Frequent Trading Policy

The Funds are intended for long-term investment and do not permit rapid trading. The Funds’ Board of Trustees has adopted a Frequent Trading Policy that attempts to identify and limit rapid trading. Rapid trading may lead to higher portfolio turnover, which may negatively affect performance or increase costs, thereby adversely affecting other shareowners.

To the extent reasonably practicable, the Funds monitor trading in their shares in an effort to identify trading patterns that appear to indicate frequent purchases and redemptions that might violate the Frequent Trading Policy. If the Funds believe that they have identified a pattern of such trading (whether directly through a Fund, indirectly through an intermediary, or otherwise), they may, in their sole discretion, temporarily or permanently bar future purchases of shares of the Funds (or any other fund managed by the adviser) by the account holder, or any accounts under common control (such as those advised by an investment manager or any other type of asset allocator).

In making such a judgment, factors considered may include the size of the trades, the frequency and pattern of trades, the methods used to communicate orders, and other factors considered relevant.

Although this process involves judgments that are inherently subjective, the Funds seek to make decisions that are consistent with the interests of the Funds’ shareowners. The Funds reserve the right to refuse or revoke any purchase order for any reason the Fund, the transfer agent, or a Fund’s adviser believes to be contrary to the Frequent Trading Policy.

The Funds often receive orders through financial intermediaries who trade Fund shares through omnibus accounts (i.e., a single account in which the transactions of individual shareowners are combined). When possible, the Funds obtain contractual agreements with intermediaries to enforce the Funds’ redemption policies, and rely on intermediaries to have reasonable procedures in place to detect and prevent market timing of Fund shares. The Funds cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts. Some intermediaries trade shares of several funds and cannot always enforce a particular fund’s policies.

Tax Consequences

Dividends and capital gains distributions may be subject to income tax, whether they are paid in cash or reinvested in additional Fund shares, depending on the type of distribution, the type of your account, and your city, state, and country of tax residence. Income dividends paid by the Funds (other than Saturna Global Sustainable Bond Fund) are normally eligible for the “qualified dividend income” tax rate.

An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to income tax.

Shareowners receive quarterly statements. The year-end statement should be retained for tax accounting. As transfer agent, Saturna Capital Corporation keeps each account’s entire investment transaction history and helps shareowners maintain the tax records needed to determine reportable capital gains and losses as well as dividend income.

Each February, the Funds’ transfer agent reports to each shareowner (consolidated by US taxpayer identification number) and to the Internal Revenue Service (“IRS”) the amount of each redemption transaction of the shareowner and the amount of dividends and capital gains distributions he or she received for the preceding calendar year. Capital gains a Fund distributes may be taxed at different rates, depending on the length of time the Fund held its investments on which the gains were realized.

Tax regulations require reporting cost basis information to you and the IRS on Form 1099-B. This information is reported using a cost basis method selected by you or, in the event no cost basis method was selected, our default method (FIFO - First In, First Out). Please note that the cost basis information reported to you may not always be the same as what you report on your tax return, as different rules may apply. You should save your transaction records to make sure the information reported on your tax return is accurate.

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To avoid being subject to federal backup withholding tax on dividends and other distributions, you must furnish your correct Social Security or other tax payer identification number when you open an account.

Distributions to shareowners who are not US tax payers may be subject to withholding tax unless an applicable tax treaty provides for a reduced rate or exemption. Capital gains distributions paid by the Funds are not subject to withholding when paid to shareowners who are not US taxpayers.

The Funds place no formal restrictions on portfolio turnover and the Investment Adviser will buy or sell investments per its appraisal of the factors affecting each investment, such as its business, its industry, and the market. The Saturna International Fund historically has had low portfolio turnover, and its portfolio turnover is expected to be lower than that of comparable actively managed equity funds. The portfolio managers of the Saturna International Fund and Saturna Global Sustainable Bond Fund seeks to minimize income taxes paid by taxable shareowners, which includes: (1) a “buy and hold” strategy with low portfolio turnover, (2) offsetting capital gains with losses, and (3) selling highest-cost tax-lots first. Thus, the Funds’ portfolio investments may have a higher level of unrealized capital appreciation than if the Fund did not use these strategies. During periods of net redemptions of Fund shares or when market conditions warrant, the portfolio manager may sell these investments, generating a higher level of capital gain distributions than would occur if the Fund had not used these low-turnover strategies.

Distribution Arrangements

The Saturna Funds intend to comply with the concept of Clean Shares as defined by the United States Securities and Exchange Commission. Clean Shares are characterized by a lack of any ongoing distribution expenses, sub-transfer agency, or recordkeeping fees, and that financial intermediaries transact shares solely on an agency basis. When you purchase Clean Shares through a financial intermediary, such as a broker-dealer or financial adviser, you may be charged a transaction fee or commission to purchase the shares.

Shares of the Saturna Core Fund, Saturna Global Sustainable Bond Fund, Saturna Growth Fund Z Shares and Saturna International Fund Z Shares are Clean Shares. Saturna Growth Fund and Saturna International Fund also offer Investor Shares, which have different fees and expenses, and are not Clean Shares.

Saturna Growth Fund Investor Shares and Saturna International Fund Investor Shares have distribution plans under Rule 12b-1 that allow each Fund to pay distribution and other costs for the sale of Investor Shares and shareowner services. Under the plan, Investor Shares of Saturna Growth and International Funds pay 0.25% annually of their average daily net assets to the distributor, Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital. Because these costs are paid out of Investor Share net assets on an ongoing basis, over time these costs will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shares may be purchased and sold through intermediaries, such as broker-dealers, financial advisers, and retirement plan administrators, having agreements with the Funds. These intermediaries may require Saturna Capital or its affiliates to share revenues to compensate the intermediaries for their services. Any such payments could be characterized as “revenue sharing.” An intermediary’s receipt or expectation of receipt of revenue sharing payments could influence an intermediary’s recommendation of the Funds. You should review your intermediary’s compensation practices for that information. For more information, see the Funds’ Statement of Additional Information.

26

Financial Highlights

The tables on the following pages can help you understand each Fund’s financial performance. The top section of each table reflects financial results for a single Fund share. The total returns represent the rate that an investor earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions and without regard to income taxes. Tait, Weller & Baker LLP, the independent registered public accounting firm for the Funds, audited this information. Their report and each Fund’s financial statements appear in the Funds’ Form N-CSR for the fiscal period ended November 30, 2025 (available free upon request from the Funds at www.saturna.com or by calling 800-728-8762).

27

Saturna Growth Fund: Financial Highlights

Investor Shares (SSGFX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$56.78	$43.60	$38.72	$51.39	$41.86
Income from investment operations
Net investment incomeA	(0.16)	(0.10)	(0.09)	(0.13)	0.09
Net gains (losses) on securities (both realized and unrealized)	10.34	13.28	5.89	(8.24)	9.70
Total from investment operations	10.18	13.18	5.80	(8.37)	9.79
Less distributions
Dividends (from net investment income)	–	–	–	(0.05)	(0.03)
Distributions (from capital gains)	(1.22)	–	(0.92)	(4.25)	(0.23)
Total distributions	(1.22)	–	(0.92)	(4.30)	(0.26)

Net asset value at end of year	$65.74	$56.78	$43.60	$38.72	$51.39
Total Return	18.32%	30.23%	15.47%	(17.88)%	23.48%
Ratios / supplemental data
Net assets ($000), end of year	$5,034	$4,374	$5,065	$4,921	$6,411
Ratio of expenses to average net assets
Before custodian fee credits	0.98%	0.96%	1.04%	1.21%	0.74%
After custodian fee credits	0.98%	0.96%	1.04%	1.20%	0.74%
Ratio of net investment income after custodian fee credits to average net assets	(0.27)%	(0.19)%	(0.22)%	(0.32)%	0.20%
Portfolio turnover rate	8%	6%	10%	23%	18%

Z Shares (SGZFX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$56.94	$43.65	$38.66	$51.30	$41.78
Income from investment operations
Net investment incomeA	(0.02)	0.02	0.01	(0.03)	0.20
Net gains (losses) on securities (both realized and unrealized)	10.39	13.30	5.90	(8.22)	9.66
Total from investment operations	10.37	13.32	5.91	(8.25)	9.86
Less distributions
Dividends (from net investment income)	–	(0.03)	–	(0.14)	(0.11)
Distributions (from capital gains)	(1.22)	–	(0.92)	(4.25)	(0.23)
Total distributions	(1.22)	(0.03)	(0.92)	(4.39)	(0.34)

Net asset value at end of year	$66.09	$56.94	$43.65	$38.66	$51.30
Total Return	18.60%	30.52%	15.79%	(17.69)%	23.76%
Ratios / supplemental data
Net assets ($000), end of year	$81,556	$71,323	$56,537	$49,958	$62,277
Ratio of expenses to average net assets
Before custodian fee credits	0.75%	0.72%	0.80%	0.97%	0.51%
After custodian fee credits	0.75%	0.72%	0.80%	0.97%	0.50%
Ratio of net investment income after custodian fee credits to average net assets	(0.04)%	0.04%	0.02%	(0.08)%	0.43%
Portfolio turnover rate	8%	6%	10%	23%	18%

A	Calculated using average shares outstanding
28

Saturna International Fund: Financial Highlights

Investor Shares (SSIFX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$22.84	$20.87	$18.11	$23.49	$19.62
Income from investment operations
Net investment incomeA	0.07	0.09	0.08	0.09	0.10
Net gains (losses) on securities (both realized and unrealized)	4.39	1.96	2.68	(3.58)	3.85
Total from investment operations	4.46	2.05	2.76	(3.49)	3.95
Less distributions
Dividends (from net investment income)	–	(0.08)	–	(0.13)	(0.08)
Distributions (from capital gains)	(0.12)	–	–	(1.76)	–
Total distributions	(0.12)	(0.08)	–	(1.89)	(0.08)

Net asset value at end of year	$27.18	$22.84	$20.87	$18.11	$23.49
Total Return	19.63%	9.82%	15.24%	(16.31)%	20.16%
Ratios / supplemental data
Net assets ($000), end of year	$46,267	$42,366	$37,141	$33,029	$46,560
Ratio of expenses to average net assets
Before custodian fee credits	1.01%	0.96%	1.06%	1.28%	0.93%
After custodian fee credits	1.00%	0.95%	1.05%	1.27%	0.92%
Ratio of net investment income after custodian fee credits to average net assets	0.31%	0.40%	0.43%	0.48%	0.46%
Portfolio turnover rate	26%	19%	16%	33%	22%

Z Shares (SIFZX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$22.96	$20.98	$18.15	$23.55	$19.67
Income from investment operations
Net investment incomeA	0.13	0.14	0.13	0.13	0.15
Net gains (losses) on securities (both realized and unrealized)	4.41	1.96	2.70	(3.59)	3.85
Total from investment operations	4.54	2.10	2.83	(3.46)	4.00
Less distributions
Dividends (from net investment income)	(0.02)	(0.12)	–	(0.18)	(0.12)
Distributions (from capital gains)	(0.12)	–	–	(1.76)	–
Total distributions	(0.14)	(0.12)	–	(1.94)	(0.12)

Net asset value at end of year	$27.36	$22.96	$20.98	$18.15	$23.55
Total Return	19.90%	10.04%	15.59%	(16.17)%	20.42%
Ratios / supplemental data
Net assets ($000), end of year	$34,677	$29,855	$27,157	$23,812	$28,929
Ratio of expenses to average net assets
Before custodian fee credits	0.80%	0.73%	0.83%	1.04%	0.72%
After custodian fee credits	0.78%	0.72%	0.82%	1.03%	0.71%
Ratio of net investment income after custodian fee credits to average net assets	0.53%	0.62%	0.66%	0.72%	0.68%
Portfolio turnover rate	26%	19%	16%	33%	22%

29

Saturna Core Fund: Financial Highlights

Core (SCORX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$17.50	$15.22	$14.87	$16.20	$14.81
Income from investment operations
Net investment income	0.30	0.32	0.26	0.21	0.24
Net gains (losses) on securities (both realized and unrealized)	1.65	2.21	0.30	(1.03)	1.36
Total from investment operations	1.95	2.53	0.56	(0.82)	1.60
Less distributions
Dividends (from net investment income)	(0.31)	(0.25)	(0.19)	(0.25)	(0.21)
Distributions (from capital gains)	(0.15)	–	(0.02)	(0.26)	–
Total distributions	(0.46)	(0.25)	(0.21)	(0.51)	(0.21)

Net asset value at end of year	$18.99	$17.50	$15.22	$14.87	$16.20
Total Return	11.54%	16.84%	3.88%	(5.32)%	10.95%
Ratios / supplemental data
Net assets ($000), end of year	$31,291	$26,794	$21,195	$19,282	$18,932
Ratio of expenses to average net assets
Before custodian fee credits	0.84%	0.74%	0.86%	0.90%	0.57%
After custodian fee credits	0.83%	0.74%	0.85%	0.90%	0.56%
Ratio of net investment income after custodian fee credits to average net assets	1.71%	1.93%	1.72%	1.44%	1.52%
Portfolio turnover rate	16%	17%	13%	10%	14%

30

Saturna Global Sustainable Bond Fund: Financial Highlights

Global Sustainable Bond (SEBFX)	Year ended November 30,
Selected data per share of outstanding capital stock throughout each year:	2025	2024	2023	2022	2021
Net asset value at beginning of year	$9.25	$9.28	$9.02	$10.02	$10.25
Income from investment operations
Net investment income	0.44	0.41	0.36	0.22	0.20
Net gains (losses) on securities (both realized and unrealized)	0.34	(0.10)	(0.04)	(0.98)	(0.42)
Total from investment operations	0.78	0.31	0.32	(0.76)	(0.22)
Less distributions
Dividends (from net investment income)	(0.29)	(0.34)	(0.06)	(0.05)	(0.01)
Distributions (from capital gains)	–	–	–	(0.19)	–
Total distributions	(0.29)	(0.34)	(0.06)	(0.24)	(0.01)

Net asset value at end of year	$9.74	$9.25	$9.28	$9.02	$10.02
Total Return	8.75%	3.36%	3.55%	(7.83)%	(2.14)%
Ratios / supplemental data
Net assets ($000), end of year	$60,147	$36,291	$29,455	$28,705	$26,048
Ratio of expenses to average net assets
Before custodian fee credits	0.79%	0.81%	0.83%	0.74%	0.86%
After advisory fees waiver	0.66%	0.67%	0.67%	0.66%	0.66%
After custodian fee credits	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income after custodian fee credits to average net assets	4.72%	4.48%	3.89%	2.35%	1.99%
Portfolio turnover rate	37%	25%	54%	80%	65%

31

Additional information about each Fund’s in vestments is available in the Funds’ annual and semi-annual shareowner reports and in Form N-CSR. The Funds’ Annual Report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. The Statement of Additional Information contains additional information and is incorporated in this Prospectus by reference. To request a free copy of the Statement of Additional Information, any reports or other information associated with the Saturna Funds, and to make shareowner inquiries, please contact us at:

Saturna Investment Trust

1300 N. State St., Bellingham, WA 98225
1-800-728-8762 [1-800-SATURNA]
www.saturna.com

The Statement of Additional Information, the Annual and Semi-Annual Reports, this Prospectus, and other documents, such as the Funds’ financial statements, are available to download from our website, www.saturna.com/resources/literature and/or from your financial intermediary.

Reports and other information about the Funds are also available on the SEC’s EDGAR database (www.sec.gov), and copies may be obtained, upon payment of a duplicating fee, by sending an email to publicinfo@sec.gov.

The Saturna Funds are series of Saturna Investment Trust.

1300 N. State Street Bellingham, WA 98225-4730

Saturna Investment Trust’s Investment Company Act file number is 811-05071.

PART B

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

March 30, 2026

Saturna Growth	Saturna International
Investor: SSGFX	Investor: SSIFX
Z: SGZFX	Z: SIFZX

Saturna Core	Saturna Global Sustainable Bond*
SCORX	SEBFX

* Effective March 30, 2026, “Saturna Global Sustainable Bond” replaces the name “Saturna Sustainable Bond"

SATURNA INVESTMENT TRUST

1300 N. State Street
Bellingham, Washington 98225

360-734-9900
800-728-8762

The Saturna Growth Fund, Saturna International Fund, Saturna Core Fund, and Saturna Global Sustainable Bond Fund (each a “Fund” and, collectively, the “Funds”) are series of Saturna Investment Trust (the “Trust”).

This Statement of Additional Information (“SAI”) is not a Prospectus. It merely furnishes information concerning the Funds that is not included in the Funds’ Prospectuses. It should be read in conjunction with the Prospectuses.

The Trust’s Annual Financial Statements and Additional Information dated November 30, 2025, accompanying notes, and Report of

Independent Registered Public Accounting Firm appearing in the Trust’s Form N-CSR filed electronically with the Securities and Exchange Commission on February 09, 2026 (File No. 811-860) are incorporated by reference and made a part of this SAI.

You may obtain Prospectuses or Summary Prospectuses dated March 30, 2026, and shareowner Annual and Semi-Annual Reports without charge by writing to the address shown above, calling toll-free to 800-728-8762, and at www.saturna.com.

Table of Contents	Page

History of the Funds	3
Fund Descriptions, Investments, and Risks	3
Fundamental Policies	7
Management of the Funds	11
Control Persons and Principal Holders of Securities	16
Investment Advisory and Other Sevices	18
Portfolio Managers	20
Brokerage Allocation	22
Capital Stock	23
Purchase, Redemption, and Pricing of Shares	23
Taxation of the Funds	23
Underwriters	25
Financial Statements	25

History of the Funds

Saturna Investment Trust (the “Trust”) is a business trust formed pursuant to RCW 23.90 of the laws of the State of Washington to operate as an open-end management company. When formed on February 20, 1987, the name was Northwest Investors Tax-Exempt Business Trust. The Trust’s name was changed to Northwest Investors Trust on October 12, 1990. In connection with the formation of the Saturna Funds, the Trust’s name was changed to Saturna Investment Trust on September 28, 1995.

The Trust has four separate series (each, a “Fund”):

Saturna Mutual Funds

●	Saturna Growth Fund

(commenced operation as an equity fund December 30, 1990, known as Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed, prior to March 31, 2025 known as the Sextant Growth Fund),

●	Saturna International Fund

(commenced operation September 28, 1995, prior to March 31, 2025 known as the Sextant International Fund),

●	Saturna Core Fund

(commenced operation March 30, 2007, prior to March 31, 2025 known as the Sextant Core Fund),

●	Saturna Global Sustainable Bond Fund

(commenced operation March 27, 2015, f/k/a Saturna Sustainable Bond Fund).

Saturna Growth and Saturna International Funds Z Shares commenced operations June 2, 2017.

Fund Descriptions, Investments, and Risks

Classification

Saturna Investment Trust is an open-end management investment company. It is a series trust that presently offers four Saturna Funds. Each Fund is diversified.

Investment Strategies

The Prospectus and Summary Prospectuses describe the principal investment strategies of each Fund and principal risks of those strategies.

Saturna Mutual Funds

Saturna Growth Fund seeks long-term growth by investing primarily in common stocks of US companies. It may invest in securities convertible into common stocks and preferred stocks, and in other securities that are suited to the Fund’s investment objectives. The Fund ordinarily does not invest in nonconvertible debt securities.

The Growth Fund principally invests in securities of companies with market capitalizations of greater than $1 billion. Although the Fund invests principally in securities of US issuers, it may invest up to 5% of its total net assets (valued at the time of investment) in foreign equity securities traded in or outside the US.

The Fund seeks to invest in issuers that Saturna Capital Corporation, the Saturna Funds’ investment adviser (the “adviser”), believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

Saturna International Fund seeks long-term capital growth. The Fund invests at least 80% of its net assets in equity securities of companies: 1) with at least half of their assets located outside the United States, 2) with at least half of their sales generated outside of the United States, or 3) that are organized or maintain their principal place of business outside of the United States.

The International Fund principally invests in securities of companies with market capitalizations of greater than $1 billion. To reduce risk, the International Fund follows a value investment style and favors equities of larger, more seasoned companies.

The Fund diversifies its investments across industries, companies, and countries, predominantly those with mature markets (such as Europe and Japan). The Fund may also invest in companies in emerging markets. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser’s evaluation of economic, market, and political trends outside the United States.

The adviser considers the relative political and economic stability of a company’s countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund may invest in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Co-operation and Development), in less developed markets (for example, Mexico), and in emerging markets (for example, Peru).

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund’s assets denominated in that currency. Such changes also affect the Fund’s income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund’s securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund’s securities denominated in that currency would be expected to decline.

The Fund seeks to invest in issuers that Saturna Capital Corporation, the Saturna Funds’ investment adviser (the “adviser”), believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

Saturna Core Fund seeks long-term capital appreciation and capital preservation. The Fund invests in a mix of equity and debt securities, including short-term (money market) instruments. Under normal circumstances, the Core Fund invests 60 to 70% of its assets in a mix of US and foreign equity securities, and 30 to 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, and to reduce risk, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments, with the aim of managing portfolio volatility and liquidity.

The Core Fund diversifies its foreign investments among several countries, ordinarily investing in securities of at least three countries outside the US. The Fund varies its investments geographically and by type of securities in which it invests based on the adviser’s evaluation of economic, market, and political trends outside the United States. The adviser considers the relative political and economic stability of a company’s countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in securities traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development). It does not concentrate in any particular industry.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund’s assets denominated in that currency. Such changes also affect the Fund’s income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund’s securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund’s securities denominated in that currency would be expected to decline.

The Fund seeks to invest in issuers that Saturna Capital Corporation, the Saturna Funds’ investment adviser (the “adviser”), believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. The adviser employs a fundamental research driven approach to security selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

Saturna Global Sustainable Bond Fund seeks current income and capital preservation. Under normal conditions, the Fund invests at least 80% of its net assets in bonds of issuers located throughout the world (including emerging markets) that the Fund’s adviser, believes demonstrate sustainable characteristics. The adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance (“ESG”). The Fund’s adviser uses an internally developed ESG rating system to identify issuers that the Fund’s adviser believes demonstrate sustainable characteristics.

Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its net assets in bonds within the four highest grades (AAA, AA, A, or BBB), and may invest up to 35% in unrated and high-yield bonds (“junk bonds”). The Global Sustainable Bond Fund diversifies its investments among several countries. No more than 40% of the Fund can be invested in issuers domiciled in any one country. The Fund varies its investments geographically and by industry based on the adviser’s evaluation of economic, market, and political trends. The adviser considers the relative political and economic stability of an issuer’s countries of operation in evaluating the potential rewards and risks of an investment opportunity. The Fund primarily invests in bonds traded in mature markets (generally, the countries of the Organisation for Economic Co-operation and Development).

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar results in a corresponding change in the US dollar value of the Fund’s assets denominated in that currency. Such changes also affect the Fund’s income. Generally, when a given currency appreciates against the dollar (that is, the dollar weakens) the value of the Fund’s securities denominated in that currency rises. When a given currency depreciates against the dollar (that is, the dollar strengthens), the value of the Fund’s securities denominated in that currency would be expected to decline. Such currency fluctuations tend to even out over time and are typically overshadowed by movements in share prices.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes, taken at market value at the time of investment) in “bonds,” meaning:

●	Corporate bonds;

●	Collateralized or securitized bonds, such as asset-backed securities, mortgage-backed securities, and commercial mortgage-backed securities;

●	US and Foreign Government and municipal securities;

●	Commercial paper rated Prime-1 by Moody’s at time of purchase, or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated AA or better an NRSRO; and

●	Bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

The “effective maturity” of a debt instrument is the weighted average period over which the adviser expects the principal to be paid. It differs from the stated maturity in that it estimates the effect of expected principal prepayments and call provisions. With respect to mortgage-backed securities such as GNMA securities, the effective maturity is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, the effective maturity is typically the next call date on which the obligation reasonably may be expected to be called. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. During periods of rising interest rates, the effective maturity of mortgage-backed securities and callable obligations may increase substantially because they become less likely to be prepaid, which may result in greater net asset value fluctuation.

The Fund may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities).

US government securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the US Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities. Government securities are generally accepted as being among the safest debt securities with respect to the timely payment of principal and interest (but not any premium paid on their purchase), but generally bear a lower rate of interest than corporate debt securities. However, they are subject to market risk like other debt securities, and the securities’ values fluctuate. The Fund may also invest in securities issued by foreign governments that meet the rating requirement of the Fund.

Among the government securities the Fund may purchase are those such as Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”), and the Federal Home Loan Banks in the US. Securities such as these represent an interest in a pool of mortgages insured in whole or in part by other agencies or the US Treasury, depending on the terms of the issue.

These “mortgage-backed” debt securities are entitled to interest and principal payments on mortgages in the pool as they are paid. During periods of declining interest rates, there is an increased likelihood that these mortgages will be prepaid, resulting in a loss of the benefit of holding the instrument to full term and a loss of any premium the Fund may have paid to buy the security.

The Fund may also invest in floating rate instruments that provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features.

Lower-grade debt securities are obligations of issuers with less capacity to pay interest and repay principal than those rated higher. Investment in these debt securities involves somewhat greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience more difficulty in servicing their principal and interest payment obligations.

Some issuers of debt securities choose not to have their securities rated by a rating service. The Fund may invest in unrated securities that in the adviser’s opinion are comparable to securities having a rating suitable for investment by the Fund. In selecting investments, the adviser makes its own judgments and does not rely on rating agencies.

The Global Sustainable Bond Fund may also invest in high-yield bonds (“junk bonds”). These bonds carry NRSRO ratings below BBB and typically pay a higher yield due to their increased risk of default.

Risks

Market risk

(All Funds)

The value of a Fund’s shares rises and falls as the value of the securities in which a Fund invests goes up and down. Only consider investing in a Fund if you are willing to accept the risk that you may lose money.

Growth stocks

(Saturna Growth and Saturna Core)

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

Foreign securities

(Saturna International, Saturna Core, and Saturna Global Sustainable Bond)

Investors should understand and carefully consider the risks involved in foreign investing. Investing in foreign securities or instruments involves risks and opportunities not typically associated with investing in US securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the US; less public information with respect to issuers of securities; less governmental supervision of exchanges, issuers, and brokers; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform trading practices; less liquidity or greater price volatility in foreign markets; possible imposition of foreign taxes; or less advantageous legal, operational, and financial protections applicable to foreign custodial arrangements. Governments worldwide could affect investments by expropriation or confiscatory taxation, seizure or nationalization of bank deposits or other assets, establishment of exchange controls, adoption of anti-business restrictions, or adverse political, social, or diplomatic developments. Trading of foreign securities may be suspended, either by the issuers themselves, by an exchange, by governmental authorities, or by sanctions. Suspensions may last for significant periods of time, during which trading may be halted.

The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thereby reducing the net amount of income available for distribution to Fund shareowners. A shareowner otherwise subject to US federal income taxes may, subject to various limitations, be entitled to claim a credit or deduction for US federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Emerging markets risk

(Saturna International and Saturna Global Sustainable Bond)

There are heightened risks when investing in emerging markets, which are generally less liquid and more volatile than more developed securities markets. These risks include greater political or economic uncertainties; delays and disruptions in securities settlement procedures; weaker corporate governance, accounting, auditing, and financial reporting standards; and less publicly available information about issuers. Emerging market countries’ governments may also be more likely to impose capital controls or nationalize an industry. The likelihood of suspensions of issuers traded on foreign exchanges may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets.

Bond credit

(Saturna Core and Saturna Global Sustainable Bond)

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength, or in a security’s credit rating may affect a security’s value.

Interest rate

(Saturna Core and Saturna Global Sustainable Bond)

When interest rates rise, bond prices generally fall. The opposite is also generally true: bond prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes. Interest rates change based on longer-term economic expectations, primarily inflation. Higher rates normally prevail in underperforming economies. When interest rates are historically low, the risk of bond prices falling should rates return to normal is increased.

High-yield securities

(Saturna Global Sustainable Bond)

High-yield securities (“junk bonds”) involve greater risk of a loss, or delays of interest, principal, or dividend payments than higher quality securities. Issuers of lower-rated or “high-yield” securities are not as strong financially as those issuing higher quality securities. Companies with high dividends are generally more financially leveraged and likely to be undergoing difficult and stressful conditions in their operations. Issuers of high-yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest, principal, or dividends as expected. The prices of high-yield securities generally fluctuate more than those of higher credit quality. High-yield securities are often more illiquid (harder to sell) and harder to value.

Sustainable investing

(All Funds)

Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers which could limit a Fund’s opportunity set compared to funds that do not use sustainability criteria, and the Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Sustainability criteria data, including data obtained from third party providers, may be incomplete, inaccurate, inconsistent, or unavailable, which could adversely affect the analysis of a particular investment. It is possible that the investments identified by the adviser as being aligned with its sustainability criteria will not perform as expected. The adviser could sell such positions at a disadvantageous time if an issuer no longer meets the sustainability criteria. While the adviser’s views on sustainability criteria comport with its sustainable investment principles, investors may differ in their view of sustainability criteria, and thus a Fund may invest in issuers that do not reflect the views of any particular investor. The regulatory landscape with respect to sustainability criteria is still under development. Future regulations could require a Fund to change or adjust its investment process with respect to the sustainability criteria.

Liquidity

(All Funds)

Market risk also includes the concept of “liquidity,” the ability of security holders to purchase and sell securities. Liquidity can relate to securities markets as a whole or to the market for only one or a few types of securities. Should a market become “illiquid” (lose liquidity), the ability to purchase and sell securities disappears. Holders of securities that are illiquid may have little or no ability to dispose or purchase securities as desired. Adverse market conditions can cause investors to place a premium on the highest quality liquid securities (such as US Treasury securities), which can result in a relative increase in interest rates for other types of bonds. Bonds that are less liquid may be affected by material increases in the general level of risk aversion and any resulting decrease in liquidity for non-US government obligations.

Saturna Global Sustainable Bond Fund may invest in restricted securities which may increase liquidity risk as a result of such restrictions.

Fundamental Policies

The investment objectives of each Fund are described in the Prospectuses and Summary Prospectuses. Investment objectives and certain policies of each of the Funds may not be changed without the prior approval of the holders of the majority of the outstanding shares of the respective Fund. Investment objectives and policies that are considered fundamental and subject to change only by prior approval of the shareowners include:

●	the primary and any secondary investment objectives;

●	for the Saturna Global Sustainable Bond Fund the 80% of assets minimum investment in bonds;

●	the classification of each Fund as an open-end management company and the subclassification of each Fund as a diversified company; and

●	the policies listed under “Investment Restrictions.”

Diversification

Each Fund operates as a diversified Fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund may not, with respect to 75% of its total assets, invest in a security if, as a result of such investment, more than 5% of the fund’s total assets would be invested in the securities of any one issuer or the fund would hold more than 10% of the outstanding voting securities of any one issuer. These percentage limitations do not apply to cash and cash items (including receivables), securities issued or guaranteed by the US government, its agencies and instrumentalities, or to securities issued by other investment companies. With respect to the remaining 25% of its total assets, a diversified fund may invest more than 5% of its total assets in the securities of one issuer.

The 1940 Act provides that a fund may not change its classification from diversified to non-diversified unless authorized by the vote of a majority of the outstanding voting securities of the fund.

Investment Restrictions

All Funds

In addition to the restrictions stated in the Prospectuses and Summary Prospectuses, the Funds shall not:

●	purchase securities on margin;

●	sell securities short, or purchase or write put or call options;

●	purchase “restricted securities” – those which are subject to legal or contractual restrictions on resale or are otherwise not readily marketable (this restriction does not apply to Saturna Global Sustainable Bond Fund); or

●	invest in oil, gas, or other mineral exploration leases and programs.

The Funds shall not make loans to others, except for:

●	the purchase of debt securities; or

●	the entering into repurchase agreements.

The Funds shall not invest in securities so as to not comply with Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (the “Code”), in that generally at the close of each quarter of the tax year, at least 50% of the value of each Fund’s total assets is represented by:

●	cash and cash items, government securities, and securities of other regulated investment companies; and

●	other securities.

In addition, the Funds shall not purchase:

●	real estate;

●	real estate limited partnerships (excepting master limited partnerships that are publicly traded on a national security exchange or the Nasdaq’s National Market System); or

●	commodities or commodity contracts.

The Funds shall not:

●	issue senior securities; provided, however, that a fund may borrow money for extraordinary or emergency purposes and then only if after such borrowing there is asset coverage of at least 300% for all such borrowings; the Trust is authorized to mortgage or pledge assets of a Fund to the extent necessary to secure such temporary borrowings; act as a securities underwriter, except that they may purchase securities directly from the issuer for investment purposes;

●	purchase or retain securities of any issuer if the officers or trustees of the Trust or its adviser own more than one-half of one percent of the securities of such issuer; or

●	invest in any company for the purpose of management or exercising control.

No Fund shall invest in the securities of other open-end investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker’s commission.

The Funds shall not:

●	purchase securities of any issuer in excess of 5% of the Fund’s total assets;

●	purchase more than 10% of the outstanding voting securities of any issuer;

●	concentrate investments in a single industry beyond 25% of the total value of a Fund;

●	invest more than 10% of its assets in the securities of issuers which together have a record of less than three years continuous operation; or

●	purchase securities if such Fund’s outstanding borrowings exceed 5% of its net assets.

No Fund’s investments in warrants, valued at the lower of cost or market, shall exceed 5% of the value of the Fund’s net assets. Included within that amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value. Notwithstanding the above, the Funds may purchase securities pursuant to the exercise of subscription rights, provided that such purchase does not result in the Funds’ ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareowners at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Funds’ interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Funds may not always realize the full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Funds’ portfolio securities with the result that the Funds would be forced to sell securities at a time when they might not otherwise have done so, or to forgo exercising the rights.

Other Fund Policies

Temporary Defensive Position

When the adviser considers a temporary defensive investment position advisable, any Fund may invest without limitation in high-quality corporate debt obligations, US government obligations, or hold cash or cash equivalents. Taking a temporary defensive position may keep a Fund from attaining its investment objective.

Portfolio Turnover

The Funds place no restrictions on portfolio turnover and the Funds will buy or sell investments according to the adviser’s appraisal of the factors affecting the market and the economy.

Disclosure of Portfolio Holdings

The Saturna Investment Trust has adopted a portfolio holdings disclosure policy governing the disclosure of the Funds’ portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information directly to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Fund’s publicly accessible website, www.saturna.com. A list of portfolio holdings is generally made available on the Funds’ website within 10 business days after each month-end. Additionally, the Funds publish on the website a list of their top 10 holdings as of the end of each calendar quarter within 10 business days after the end of the quarter for which the information is current.

The Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., nonpublic portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). The Funds may disclose on an ongoing basis such nonpublic portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including the adviser (Saturna Capital and its affiliated companies), independent registered public accounting firm (Tait, Weller & Baker, LLP), custodian (UMB Bank, NA), financial printers (Lithtex Northwest, RR Donnelley, Broadridge), and to the legal counsel (K&L Gates LLP) for the Funds’ trustees. The adviser may disclose daily nonpublic portfolio holdings information on a next-day basis to service providers to enable the adviser to perform statistical analysis using that service provider’s systems and software programs. The adviser may also provide certain nonpublic portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

Nonpublic portfolio holdings information may be provided to other persons if approved by the adviser’s president or designee upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

Neither the adviser, the Funds, nor any affiliated or non-affiliated party shall receive any compensation or other consideration in connection with the disclosure of portfolio holdings.

In view of these Fund policies, it is unlikely that a conflict of interest between the Funds, the adviser, or any affiliated person of the Funds may arise. However, should the adviser’s president become aware that a potential conflict of interest may exist in connection with authorized portfolio disclosures, she will promptly consult with the chairman of the Trust’s Board of Trustees with regard to action to be taken. For further information about conflicts of interest, see the “Portfolio Managers” section beginning on page 20.

Proxy Voting Policies

These proxy voting guidelines summarize Saturna Capital Corporation’s positions and give a general indication of how portfolio securities held in advisory accounts, such as the Amana and Saturna Funds, will be voted.

The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are varied, there may be instances when the adviser may not vote in strict adherence to these guidelines. We will evaluate the merits and intentions of all proposals and will typically vote in favor of those proposals we determine to be constructive to the company, to the environment in which it operates, and to the best interest of its shareholders. We will typically oppose proposals we deem to be immaterial, nuisance proposals, or proposals that would entail significant costs in compliance with little associated benefit.

Regardless of the circumstances, the adviser will always attempt to vote in accordance with an account’s specific investment objectives and policies, which in the case of the Amana and Saturna Sustainable Funds, includes careful examination of environmental, social, and governance issues. Political issues are not considered, or responded to, in the voting of proxy proposals.

Saturna Capital Corporation’s investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareowners. The research analyst assigned to the sector in which an issue falls is responsible for voting the associated proxies.

These guidelines are reviewed and approved annually by the Trustees. The research analyst will refer all issues where there could be a conflict of interest (e.g., a familial or business relationship with a company or management) or uncertainty regarding the merits of any management or shareholder proposal to Saturna’s Proxy Committee for discussion and adjudication. The Proxy Committee consists of the Chief Investment Officer, President, and Chief Legal Officer of Saturna Capital Corporation, as well as other relevant investment professionals who may participate from time to time.

Disclosure of the proxy voting record is a responsibility of the Trust’s secretary. The Funds’ voting record is filed on Form N-PX for each 12-month period ending June 30 and is available (1) without charge, upon request, by calling Saturna Capital Corporation toll-free at 1-800-728-8762; (2) on the Saturna website; and (3) on the SEC’s website at www.sec.gov.

Corporate Governance

We will generally vote FOR:

●	Proposals requesting disclosure of the company’s political contributions and policies governing political contributions.

●	Proposals requesting disclosure of the company’s lobbying expenditures and policies governing lobbying expenditures.

●	Proposals requesting disclosure of the company’s participation in drafting and/or supporting legislation (including the names of partnering organizations, if applicable).

Corporate Transactions

We will generally vote AGAINST:

●	Authorization to transact other, unidentified, substantive business at the meeting.

We will vote CASE BY CASE on:

●	Mergers and acquisitions, leveraged buyouts, spin-offs, reincorporations, tax inversions, liquidations, and asset sales with regard to the impact on existing shareholders’ and community stakeholders’ interests.

●	Proposals to amend a company’s charter or by-laws.

Director Elections

We will generally vote FOR:

●	Proposals that require a majority of independent Directors.

●	Proposals to separate the Chief Executive Officer and Chairman of the Board positions.

●	Proposals seeking to increase the independence and diversity of board nominating, audit, and compensation committees.

●	Establishment of reasonable retirement age for Directors.

●	Proposals that require Directors to own a minimum number of shares in the company.

We will generally vote AGAINST:

●	Directors who have attended less than 75% of Board meetings.

●	Management proposals that give management the ability to alter the size of the board without shareholder approval.

●	Efforts to classify the board or eliminate cumulative voting.

●	The election of Directors who serve on the compensation committee who also serve as CEO of any public company.

●	Proposals to elect directors on a staggered schedule.

We will vote CASE BY CASE on:

●	Individual Directors, committee members, or on the entire board.

●	Directors who are incumbent members of the nominating committee if the board, in our judgment, lacks diversity.

Takeover Defenses

We will generally vote FOR:

●	The elimination of dual-class stock with unequal voting rights.

●	Proposals to put poison pills to a shareowner vote.

We will generally vote AGAINST:

●	Proposals to introduce dual-class shareholding structures or non-voting share classes.

●	Proposals to adopt anti-takeover defenses.

Capital Structure

We will generally vote FOR:

●	Proposals to effect stock splits.

●	Proposals authorizing share repurchase programs.

We will vote CASE BY CASE on:

●	Proposals to increase common stock.

Compensation

We will generally vote FOR:

●	Proposals to allow shareowners to vote on executive compensation.

●	Compensation programs that relate executive compensation to a company’s long-term performance.

●	Stock option plans unless they could result in significant dilution or have other provisions clearly not in the interest of existing shareowners.

We will vote CASE BY CASE on:

●	Executive and director compensation. We generally favor capital-related Key Performance Indicators (return on capital expenditure (ROCE); return on invested capital (ROIC); economic value added (EVA)) rather than accounting-related indicators (sales; earnings per share (EPS); and earnings before interest, taxes, depreciation, and amortization (EBITDA)).

Environment

We expect companies to be mindful of their environmental record and impact. We will vote in favor of proposals requesting that companies adopt the Ceres principles, and in favor of requests for corporate social responsibility or sustainability reports detailing a company’s environmental practices.

We will also generally vote in favor of any proposal that requests disclosure and/or improvement relating to the company’s approach to:

●	Addressing climate change.

●	Reducing waste.

●	Reducing greenhouse gas emissions.

●	Reducing other toxic emissions.

●	Taking responsibility for toxic cleanup.

●	Mitigating water-related risks.

●	Mitigating negative impact on biodiversity in the communities in which the company operates.

●	The use of harmful pesticides, antibiotics, genetically engineered organisms, and other chemicals in food production.

●	Health and environmental hazards the company’s operations present to the communities in which it operates.

●	Sustainable business operations.

Social Responsibility

We will generally vote for any proposals that request disclosure and/ or improvement relating to the company’s approach to:

●	The representation of women and minorities in the workplace.

●	Equal employment opportunities and/or nondiscrimination policies.

●	Workplace codes of conduct, particularly practices related to employee health and safety.

●	Product-related safety issues, including product quality and recalls.

●	Animal welfare.

Management of the Funds

Board of Trustees

A Board of six Trustees supervises the Funds: Marina E. Adshade, Ronald H. Fielding, Gary A. Goldfogel, James V. McKinney, Sarah E.D. Rothenbuhler, and Jane K. Carten. The Trustees establish policies as well as review and approve the Funds’ investment advisory contracts and their continuance. The Trustees also elect the officers, determine the amount of any dividend or capital gain distribution, and serve on any committees of the Trust. Trustees serve for the lifetime of the Trust or until reaching the mandatory retirement age, death, resignation, removal, or non re-election by the shareowners. The Trustees annually appoint officers for one-year terms.

Management Information
Name, Address, and Age		Position(s) held with Trust; term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in Saturna fund complex overseen by Trustee	Other directorships held by Trustee during past 5 years
Independent Trustees
	Marina E. Adshade, PhD (58) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)	Professor of Economics, University of British Columbia, Vancouver; Author	Four	None
	Ronald H. Fielding, MA, MBA, CFA (77) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2009)	Director, ICI Mutual Insurance Company	Eight	Amana Mutual Funds Trust
	Gary A. Goldfogel, MD (67) 1300 N. State Street Bellingham WA 98225	Chairman (since 2017); Independent Trustee (since 1995)	Physician, Pathologist, and Medical Examiner (retired)	Four	None
	James V. McKinney (64) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)

President/CEO, Apple

Mountain LLC, consulting and development;
Former US Army Foreign Area Officer – Political/Military Advisor to US Army Central;
Senior Defense Official, Defense Attaché, US Embassy Slovenia

				Four	None
	Sarah E.D. Rothenbuhler (58) 1300 N. State Street Bellingham WA 98225	Independent Trustee (since 2017)	CEO, Birch Equipment (industrial rentals and sales)	Four	None
Interested Trustee
	Jane K. Carten, MBA (51) 1300 N. State Street Bellingham WA 98225	President, Trustee (since 2017)	Trustee, Amana Mutual Funds Trust Chairperson, CEO, President and Director, Saturna Capital Corporation; Vice President and Director, Saturna Trust Company; President, Saturna Brokerage Services	Eight	None

Ms. Carten is an “interested person” of the Trust as an officer and controlling shareowner of the adviser, Saturna Capital Corporation.

Officers Who Are Not Trustees
Name, Address, and Age	Position(s) held with Trust (length of time served); and term of office	Principal occupation(s) during past 5 years
Bryce R. Fegley (51)[1] 1300 N. State Street Bellingham, WA 98225	Vice President (since 2020)	Portfolio Manager and Senior Investment Analyst, Saturna Capital
Christopher R. Fankhauser (54)[1] 1300 N. State Street Bellingham, WA 98225	Treasurer (since 2002)

Chief Operations Officer, Saturna Capital Corporation

Vice President and Chief Operations Officer, Saturna Brokerage Services

Director, Vice President, and Chief Operations Officer, Saturna Trust Company

Michael E. Lewis (64)[1,2] 1300 N. State Street Bellingham, WA 98225	Chief Compliance Officer (since 2012)	Chief Compliance Officer, Saturna Capital, Saturna Trust Company, and Affiliated Funds
Jacob A. Stewart (45)[1] 1300 N. State Street Bellingham, WA 98225	Anti-Money Laundering Officer (since 2015)	Anti-Money Laundering Officer, Saturna Capital Corporation, Saturna Brokerage Services Chief Compliance Officer, Saturna Brokerage Services Bank Secrecy Act Officer, Saturna Trust Company
Elliot S. Cohen (62)[1] 1300 N. State Street Bellingham, WA 98225	Secretary (since 2022)	Chief Legal Officer, Saturna Capital Corporation, Former Associate General Counsel for Russell Investments

[1]	Messrs. Fegley, Fankhauser, Lewis, Stewart, and Cohen are “interested persons” of the Trust as officers and/or employees of the adviser, Saturna Capital Corporation. Messrs. Fankhauser, Lewis, Stewart, and Cohen hold the same positions with Amana Mutual Funds Trust, which has four fund portfolios and is also managed by Saturna Capital Corporation.

[2]	During the fiscal year ended November 30, 2025, the Chief Compliance Officer of the Trust received, from the two registered investment companies in the fund complex for which he served in that capacity, compensation in the amount of $200,000, of which the Trust paid $75,000.

As of December 31, 2025, no Independent Trustee (or any of their immediate family members) owned beneficially or of record securities of the adviser or the Trust’s principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with the adviser or principal underwriter.

Management Ownership Information (as of December 31, 2025)
Trustee	Dollar range of equity securities in Funds of Saturna Investment Trust	Aggregate dollar range of equity securities in all Registered Investment Companies overseen by Trustee/Officer in Saturna fund complex
Marina E. Adshade	Saturna Sustainable Equity*: $1-$10,000	$1-$10,000
Jane K. Carten

Saturna Growth Z Shares: over $100,000

Saturna International Z Shares: $50,001-$100,000

Saturna Core: over $100,000

Saturna Bond Income*: $1-$10,000

Saturna Global High Income*: $10,001-$50,000

Saturna Sustainable Equity*: over $100,000

Saturna Sustainable Bond: $50,001-$100,000

Over $100,000
Ronald H. Fielding	Saturna International Z Shares: over $100,000 Saturna Global High Income*: over $100,000	Over $100,000
Gary A. Goldfogel

Saturna Growth Z Shares: over $100,000

Saturna International Z Shares: over $100,000

Saturna Core: over $100,000

Saturna Short-Term Bond*: over $100,000

Saturna Bond Income*: $10,001-$100,000

Saturna Global High Income*: over $100,000

Saturna Sustainable Equity*: over $100,000

Over $100,000
James V. McKinney	Saturna Growth Investor Shares: $10,001- $50,000	$10,001- $50,000
Sarah E.D. Rothenbuhler	Saturna International Z Shares: $10,001-$50,000 Saturna Sustainable Equity*: $10,001-$50,000	$50,001-$100,000

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Leadership Structure and Board of Trustees

As part of its annual governance assessment, the Board reviews the collective and individual experience, qualifications, attributes, and skills of the Trustees. Attributes common to all Trustees are strong educational backgrounds, lifetimes of experience in business and finance, and ability to effectively request, evaluate, and discuss information about the Trust with the adviser and other service providers to the Trust. The Chairman of the Board and all other Trustees (except Ms. Carten) are independent of the adviser.

The Board has concluded that its current leadership structure, in which the Chairman of the Board is not affiliated with the adviser, is appropriate and in the best interest of shareowners, in light of the services provided to the Trust. In making the determination that each Trustee is qualified to serve, the Board considers a variety of criteria, including actual service, commitment, and participation of each Trustee during his tenure with the Trust. In addition to the information set forth in the Trustees table (on page 11) and other relevant qualifications, the following are additional important qualifications of each Trustee:

Marina E. Adshade PhD, is a professor of economics at the Vancouver School of Economics at the University of British Columbia. Dr. Adshade earned her doctorate in economics from Queen’s University (Kingston, Ontario). Dr. Adshade is a regular contributor to print and broadcast media and has been published globally in 13 different languages. The Board believes Dr. Adshade’s economics background and research experience make her an excellent board member.

Jane K. Carten MBA, graduated from Western Washington University with an MBA and undergraduate degree in Computer Science and Business. As Chairperson, CEO, and President of Saturna Capital Corporation (the Funds’ investment adviser), Ms. Carten oversees Saturna’s daily operations and holds officer positions and directorships with certain Saturna Capital affiliates as noted previously. Ms. Carten serves on the St. Joseph Medical Center Foundation and is a member of the Young Presidents’ Organization. She is a founder of the nonprofit OpenAccess Internet Services and is a Bellingham Sister Cities member and contributor. The Board believes Ms. Carten’s demonstrated mutual fund industry experience and background, and her volunteer service and leadership on community boards, make her an excellent board member.

Gary A. Goldfogel MD, served as the Medical Examiner for Northwest Washington State. Dr. Goldfogel is a board-certified physician in Surgical and Forensic Pathology and Laboratory Medicine. He earned his doctorate in the field of medicine from Emory University. He has served on boards of various professional and community organizations. The Board believes Dr. Goldfogel’s service to community organizations, considerable board experience, and business background make him an excellent board member.

Ronald H. Fielding MA, MBA, CFA, has worked in the mutual fund industry as a portfolio manager, owner, and senior officer of mutual fund advisers for over 35 years. He has served on the board of Investment Company Institute Mutual Insurance for 20 years. He has taught courses in finance and economics, and serves on philanthropic and educational institution boards. Mr. Fielding has a bachelor’s degree in liberal arts from St. John’s College, plus master’s degrees in economics and in business from the University of Rochester. The Board believes Mr. Fielding’s demonstrated mutual fund industry experience and background, and his volunteer service and leadership on many boards including ICI Mutual Insurance, make him an excellent board member.

James V. McKinney is the owner of Apple Mountain LLC, a strategy and development consulting firm. Mr. McKinney is a retired foreign area officer with extensive service in the Middle East, Europe, and Asia. He served as a senior defense official/defense attaché and security assistance officer for US Embassies, and as a leader, advisor, and analyst in numerous global assignments. He provided extensive guidance and assistance to senior government leaders in developing nations. He has a bachelor’s in Government from California State University, Sacramento, and a master’s in International Studies from the University of Washington. The Board believes Mr. McKinney’s background, leadership experience, and community service activity make him an excellent board member.

Sarah E. D. Rothenbuhler is CEO of Birch Equipment Co, Inc, a construction equipment rental and sales company. She earned a bachelor’s from the University of Colorado and is a recipient of multiple business and community leadership awards. She is active on several philanthropic boards and organizations, including Bellingham Bay Rotary, St. Joseph’s Hospital Foundation, and Whatcom Business Alliance. The Board believes Ms. Rothenbuhler’s background, considerable business experience, and leadership service on community boards make her an excellent board member.

Board Role in Risk Oversight

The Board’s role in management of the Trust is oversight. As is the case with many investment companies, day-to-day management of the Trust, selection of Fund investments, administration and distribution services, and management of operational and portfolio risk are responsibilities of the adviser. The Board, through reports from the adviser and third parties, meetings of the Board as well as its committees, independent experiences including shareowner contacts, and Board advisors such as auditors, legal counsel, compliance officers, and regulators, provides only general supervision and risk oversight. The Chairman’s duties include developing the agenda for each Board meeting in consultation with management, presiding over each Board meeting, discussing matters with management between Board meetings, and facilitating communication and coordination between the Trustees and management.

Committees

The Board has an Audit and Compliance Committee consisting of two or more Independent Trustees. The Committee held one meeting during the fiscal year. The Committee operates under a specific charter, selects the independent registered public accounting firm, and reviews all audit reports. The Committee also reviews and considers matters related to the Trust’s compliance program, and meets with the Chief Compliance Officer at least annually. The members of the Committee are Mr. Ronald Fielding (Committee Chair) and Mr. Gary Goldfogel.

The Board has authority to establish an Executive Committee with the power to act on behalf of the Board between meetings and to exercise all powers of the Trustees in the management of the Trust. No Executive Committee has been established at this time.

Compensation

The Trust currently pays independent trustees $1,000 per meeting attended, and a retainer of $6,000 plus $250 per Fund in the Trust per year, plus reimbursement of travel expenses (allocated pro rata to each Fund of the Trust). Trustees are also compensated for committee meetings and chairmanships. As an interested trustee, Ms. Carten receives no compensation from the Trust. The Trustee Compensation table (below) provides the total compensation paid Trustees for the fiscal year ended November 30, 2025.

Code of Ethics

The Trust, its investment adviser Saturna Capital Corporation, and its principal underwriter Saturna Brokerage Services, Inc., have adopted a common Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 204a-1 of the Investment Advisers Act. The Code of Ethics permits personnel subject to the Code of Ethics (as defined in the Code of Ethics) to invest in securities, including common stocks and mutual funds. To prevent conflicts of interest, the Code of Ethics includes restrictions on investing in securities that may be purchased by the Funds. A copy of the Code of Ethics is available without charge by contacting the Trust or Saturna Capital Corporation, and at www.saturna.com.

Trustee Compensation for Fiscal Year ended November 30, 2025
Name of Person; Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Marina E. Adshade; Trustee	$15,250	$0	$0	$15,250
Jane K. Carten; Trustee	$0	$0	$0	$0
Ronald H. Fielding; Trustee[1]	$17,750	$0	$0	$39,000
Gary A. Goldfogel; Trustee, Chairman	$17,750	$0	$0	$17,750
James V. McKinney; Trustee	$15,250	$0	$0	$15,250
Sarah E.D. Rothenbuhler; Trustee	$14,250	$0	$0	$14,250

[1]	Ronald H. Fielding also serves as Trustee to the Amana Mutual Funds Trust. He was paid $21,250 by that Trust during Saturna Investment Trust’s fiscal year ended November 30, 2025.

Trustees and Officers Ownership of Trust Shares[1]
Fund:	Shares Owned:	Percentage of Outstanding:
Saturna Growth Investor Shares	187	0.24%
Saturna Growth Z Shares	90,571	7.95%
Saturna International Investor Shares	2,252	0.12%
Saturna International Z Shares	465,322	8.96%
Saturna Core	367,281	20.44%
Saturna Short-Term Bond[2]	1,259,569	47.14%
Saturna Bond Income[2]	1,090,366	43.32%
Saturna Global High Income[2]	496,780	56.48%
Saturna Sustainable Equity[2]	358,620	37.16%
Saturna Sustainable Bond	1,251,761	17.01%

[1]	As of March 5, 2026 officers and Trustees (plus affiliated family members and entities), as a group, owned shares of the Funds as disclosed in the table.
[2]	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Control Persons and Principal Holders of Securities

Principal Holders of Securities

As of March 5th, 2026, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:

Name and Address		Shares	Percentage
Saturna Growth Investor Shares	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	43,412	56.56%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	19,989	26.04%
Saturna Growth Z Shares	Helen F. Schloerb Revocable Trust[1] P.O. Box 9623 North Amherst, MA 01059	87,865	7.72%
	F. Peter Schloerb Revocable Trust[1] P.O. Box 9623 North Amherst, MA 01059	62,827	5.52%
Saturna International Investor Shares	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	835,793	43.31%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	780,950	40.46%
Saturna International Z Shares	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	192,475	11.98%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	171,048	10.64%
	Ronald H. Fielding¹ 1300 North State Street Bellingham, WA 98225	132,760	8.26%
	Helen F. Schloerb Revocable Trust[1] P.O. Box 9623 North Amherst, MA 01059	114,231	7.11%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	85,127	5.30%
Saturna Core	Saturna Capital Corporation[1] 300 North State Street Bellingham, WA 98225	207,498	11.55%
	Saturna Capital 401(k) Omnibus Account FBO Saturna Capital Employees 1300 North State Street Bellingham, WA 98225	119,828	6.67%
	Saturna Trust TTEE FBO Rashid Siddiqi 401(k) Plan 1300 N. State Street Bellingham, WA 98225	113,633	6.32%
	Deborah Kaiser IRA[1] 1300 N. State Street Bellingham, WA 98225	103,993	5.79%
	Islamic Relief USA 401k Plan 3655 Wheeler Ave Alexandria, VA 22304	107,572	5.99%
Saturna Short-Term Bond*	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	985,105	36.86%
	Nicholas F. Kaiser[1] 1300 North State Street Bellingham, WA 98225	220,550	8.25%
Saturna Bond Income*	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	834,738	33.16%
	David K. Heaps IRA Rollover[1] 13763 N Placita Meseta de Oro Oro Valley, AZ 85755	170,727	6.78%
	Western Washington University Foundation[1] 516 High Street OM 430 Bellingham, WA 98225	167,011	6.63%
Saturna Global High Income*	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	423,749	48.18%
	Nicholas F. Kaiser[1] 1300 North State Street Bellingham, WA 98225	102,344	11.64%
	Goldfogel Family Partnership[1] 1300 N. State Street Bellingham, WA 98225	57,419	6.53%

1 Shares are owned beneficially

Control Persons and Principal Holders of Securities

Principal Holders of Securities

As of March 5th, 2026, the principal holders of record (those with 5% or more of the outstanding shares) of securities of the following Funds were:

Name and Address		Shares	Percentage
Saturna Sustainable Equity*	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	316,893	32.83%
	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	278,396	28.84%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	118,029	12.23%
	Nicholas Ferguson Kaiser Revocable Trust 1300 North State Street Bellingham, WA 98225	49,055	5.08%
Saturna Sustainable Bond*	Charles Schwab & Co., Inc. Special Custody Account FBO Customers 101 Montgomery Street San Francisco, CA 94104	3,302,724	44.89%
	NFSC Omnibus Account for the Exclusive Benefit of our Customers 200 Liberty Street New York, NY 10281	1,164,925	15.83%
	Saturna Capital Corporation[1] 1300 North State Street Bellingham, WA 98225	1,142,075	15.52%
	Pershing LLC 1 Pershing Plaza, Jersey City, NJ 07399	409,417	5.57%

[1]	Shares are owned beneficially

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, the Saturna Global High Income Fund merged into Saturna Core Fund and the Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Any person holding in excess of 25% of the outstanding voting securities of a Fund may be deemed to control the Fund based on 1) the substantial ownership interest held and 2) the person’s resulting ability to potentially influence voting on certain matters submitted to shareowners for their consideration and approval.

The Nicholas F. Kaiser Revocable Trust (“NFK Trust”), 1300 N. State Street, Bellingham, WA 98225, is considered a “control person” of the Saturna Bond Income, Saturna Short-Term Bond, Saturna Global High Income, and Saturna Sustainable Equity Funds. As of March 5th, 2026, the NFK Trust directly and indirectly through his ownership interest in Saturna Capital owned 42.37%, 52.07%, 59.81%, and 37.91% of these funds, respectively. Ms. Jane K. Carten, 1300 N. State Street, Bellingham, WA 98225, is considered a “control person” of the Saturna Bond Income, Saturna Short-Term Bond, Saturna Global High Income, Saturna Sustainable Equity Funds. As of March 5th, 2026, Ms. Jane K. Carten directly and indirectly through her ownership interest in Saturna Capital owned 42.38%, 43.82%, 48.18%, and 34.32%, of these funds, respectively. Their status as control persons has no effect on the voting rights of other security holders.

The Control Persons and Principal Holders of Securities table shows the only persons known to the Trust to be the owners of record of more than five percent or more of any Fund.

Direct Ownership of the Funds as of March 5th, 2026
	NFK Kaiser Trust	Jane Carten	Saturna Capital (and Affiliates)
Saturna Growth Fund Investor Shares	0.00%	0.00%	0.00%
Saturna Growth Fund Z Shares	2.30%	0.82%	0.00%
Saturna International Fund Investor Shares	0.00%	0.00%	0.00%
Saturna International Fund Z Shares	0.00%	2.97%	12.60%
Saturna Core Fund	0.00%	0.49%	11.55%
Saturna Short-Term Bond Fund[1]	8.25%	0.00%	43.82%
Saturna Bond Income Fund[1]	0.00%	0.00%	42.38%
Saturna Global High Income Fund[1]	11.64%	0.03%	48.18%
Saturna Sustainable Equity Fund[1]	5.08%	1.49%	32.83%
Saturna Global Sustainable Bond Fund[1]	2.92%	0.09%	16.81%

[1]	Effective March 20, 2026, the Short-Term Bond and Bond Income Funds merged into the Global Sustainable Bond Fund, the Global High Income Fund merged into the Core Fund, and the Sustainable Equity Fund merged into the International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Investment Advisory and Other Services

Investment Adviser and Administrator

Saturna Capital Corporation ("Saturna Capital" or the "adviser"), 1300 N. State Street, Bellingham, Washington 98225, is the investment adviser and administrator for the Funds. Saturna Capital is also the Funds’ transfer agent and shareowner servicing agent. Ms. Jane K. Carten, Chairperson, CEO and President of Saturna Capital, through her ownership of 51.94% of its voting stock, is a control person of the adviser. The NFK Trust, through its ownership of 38.33% of its voting stock, is a control person of the adviser.

Advisory Fee

Saturna Funds

Under the terms of the Funds’ Advisory and Administrative Services Agreement with the adviser, each of the Saturna Funds pays the adviser an advisory and administration fee. This fee covers certain administrative services such as portfolio accounting, shareowner and financial reporting, shareowner servicing, and transfer agency services. The fee is also compensation for portfolio management, advice, and recommendations on securities to be purchased, held, or sold. The Funds are obligated to pay the adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Percentage of Average Daily Net Assets
Saturna Growth Fund	0.50%
Saturna International Fund	0.50%
Saturna Core Fund	0.50%
Saturna Global Sustainable Fund	0.55%

Each class of shares of a Fund is subject to the same Advisory and Administrative Fee schedule.

The adviser has committed through March 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to ensure that annual net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed 0.60% for Saturna Global Sustainable Bond, 0.75% for Saturna Core, and 0.75% for Saturna International Z Shares.

Advisory and Administration Fees
	2025	2024	2023
Saturna Short-Term Bond Fund[1]	$68,307	$55,287	$57,906
Saturna Bond Income Fund[1]	$58,238	$51,939	$54,780
Saturna Core Fund	$140,441	$124,345	$108,712
Saturna Global High Income Fund[1]	$54,782	$47,792	$51,051
Saturna Growth Fund	$389,871	$344,509	$309,818
Saturna International Fund	$365,931	$370,093	$339,252
Saturna Sustainable Equity Fund[1]	$154,201	$157,585	$130,596
Saturna Global Sustainable Bond Fund	$256,561	$180,510	$162,275

[1]	Effective March 20, 2026, the Short-Term Bond and Bond Income Funds merged into the Global Sustainable Bond Fund, the Sustainable Equity Fund merged into the Core Fund, and the Global High Income Fund merged into the International Fund.

Shareowner Services

Under the advisory agreement, Saturna Capital also provides services as the transfer agent, shareowner servicing agent, and dividend-paying agent for the Funds. As transfer agent, Saturna Capital furnishes to each shareowner a confirmation after each transaction, a historical statement quarterly and annually showing all transactions during the respective periods, and Form 1099 tax forms. Saturna Capital also, on behalf of the Funds, responds to shareowners’ questions and correspondence. Furthermore, the transfer agent regularly furnishes the Funds with current shareowner lists and information necessary to keep the shares in balance with the Funds’ records. The transfer agent (or its agents) performs the mailing of all financial statements, notices, prospectuses, and summary prospectuses to shareowners. These transfer agent services are included in the Advisory Fee.

Saturna Trust Company, a separate wholly-owned subsidiary of Saturna Capital, receives compensation for maintaining records of contributions, disbursements, and assets as required for IRAs and qualified retirement accounts that invest in the Funds. An annual fee of $10 per fund account for retirement plan services is paid by the Funds to Saturna Trust Company.

The Retirement Plan Custodial Fees table shows the amounts the Funds paid to Saturna Trust Company as retirement plan custodian for the three most recent fiscal years ended November 30.

Retirement Plan Custodial Fees
	2025	2024	2023
Saturna Short-Term Bond Fund[1]	$5,267	$3,003	$3,307
Saturna Bond Income Fund[1]	$5,241	$2,578	$2,734
Saturna Core Fund	$19,699	$4,108	$3,576
Saturna Global High Income Fund[1]	$5,102	$2,004	$2,524
Saturna International Fund Z Shares	$10,194	$5,303	$5,822
Saturna International Fund Investor Shares	$26	$209	$15
Saturna Growth Fund Z Shares	$14,011	$7,885	$8,593
Saturna Growth Fund Investor Shares	n/a	n/a	n/a
Saturna Sustainable Equity Fund[1]	$6,166	$2,477	$2,806
Sustainable Bond Fund	$3,525	$1,434	$1,502

[1]	Effective March 20, 2026, the Short-Term Bond and Bond Income Funds merged into the Global Sustainable Bond Fund, the Sustainable Equity Fund merged into the Core Fund, and the Global High Income Fund merged into the International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Rule 12b-1 Plan

Effective October 2, 2006, the Trust entered into a distribution agreement with the distributor (see the Underwriters section below), pursuant to which the distributor acts as principal underwriter of Fund shares for sale to the public. Investor Shares of Saturna Growth and Saturna International Funds participate in the Rule 12b-1 distribution plan (“Rule 12b-1 Plan”). Under the plan, the Investor Shares of these Funds pay the distributor a monthly fee at an annual rate of 0.25% of their average daily net assets.

The Trust allocates the Rule 12b-1 expenses between the Saturna Growth Fund Investor Shares and Saturna International Fund Investor Shares based on relative net asset size. A stable or growing portfolio with reduced redemptions may spread fixed costs across a wider base and increase investment efficiency. There is no assurance that these events will occur.

The 12b-1 Fees table shows the amounts Saturna Brokerage Services was paid as the Funds’ underwriter under the distribution plan for the three most recent fiscal years ended November 30.

12b-1 Fees	2025	2024	2023
Saturna Short-Term Bond Fund[1]	n/a	n/a	n/a
Saturna Bond Income Fund[1]	n/a	n/a	n/a
Saturna Core Fund	n/a	n/a	n/a
Saturna Global High Income Fund[1]	n/a	n/a	n/a
Saturna International Fund Z Shares	n/a	n/a	n/a
Saturna International Fund Investor Shares	$105,373	$108,717	$87,360
Saturna Growth Fund Z Shares	n/a	n/a	n/a
Saturna Growth Fund Investor Shares	$10,978	$10,521	$12,198
Saturna Sustainable Equity Fund[1]	n/a	n/a	n/a
Sustainable Bond Fund	n/a	n/a	n/a

[1]	Effective March 20, 2026, the Short-Term Bond and Bond Income Funds merged into the Global Sustainable Bond Fund, the Sustainable Equity Fund merged into the Core Fund, and the Global High Income Fund merged into the International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

No Trustee who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the plan or related agreements, but Ms. Jane K. Carten and other employees of Saturna Capital may be considered to receive indirect financial benefits from the operation of the plan insofar as the plan grows Trust assets and pays fees to Saturna Capital.

Under the distribution plan, the distributor has entered into selling agreements with a number of financial intermediaries, such as brokers, financial advisers, banks, plan administrators, and others.

During the fiscal year ended November 30, 2025, the Trust paid the distributor $116,351. The distributor spent the following amounts on these principal activities:

Advertising:	$0
Printing and mailing of prospectuses to other than current shareowners:	$0
Compensation to underwriters:	$0
Compensation to broker-dealers:	$116,351
Compensation to sales personnel:	$0
Interest, carrying, or other financing charges:	$0

The adviser spent an additional $168,772 out of its own resources and not as an additional charge to any Fund. These expenses include payments to selected brokers, dealers, or other financial intermediaries, including plan administrators (collectively, “intermediaries”) in connection with the sale and/or distribution of a Fund’s shares or the retention and/or servicing of fund shareowners. This compensation by the adviser could be characterized as “revenue sharing.”

In some cases, these payments may create an incentive for the intermediary or its employees to recommend or sell shares of the Funds to you. If you have purchased shares of a Fund through an intermediary, please contact your intermediary to learn more about any payments it receives from the adviser and/or its affiliates, as well as fees and/ or commissions the intermediary charges. You should also consult disclosures made by your intermediary at the time of purchase. Any such payments will not change the net asset value or the price of a Fund’s shares.

Custodian

The Funds’ custodian is UMB Bank, NA, 928 Grand Blvd, 5th Floor, Kansas City, Missouri 64155.

The custodian holds all securities and cash, settles all Fund portfolio securities transactions, receives (on behalf of the Funds) the money from sale of Fund shares, and on order of the Funds pays the authorized expenses of the Funds. When investors redeem Fund shares, the proceeds are paid to the shareowner from a Fund’s account at the custodian bank.

Independent Registered Public Accounting Firm

Tait, Weller and Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, PA 19102, is the independent registered public accounting firm for the Trust and the Funds. The accountants conduct an annual audit of the Funds as of November 30 each year. With pre-approval of the Trustees, they may provide related services such as preparing Fund tax returns.

Portfolio Managers

All Saturna Capital employees, including Elizabeth W. Alm, Jane K. Carten, Patrick T. Drum, Bryce R. Fegley, William B. Jones IV, Dan Kim, and other portfolio managers are paid an annual salary, as set by the board of Saturna Capital. The board also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Mmes. Alm and Carten and Messrs. Drum, Fegley, Jones, Kim, and Zurbrugg, may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are paid a monthly bonus (which may be shared with other employees) when a Fund achieves an overall rating of 4 or 5 stars from Morningstar. The bonus is 1% of the adviser’s net monthly fee (which is based on both assets and performance) for a 4-star rating and 2% of the monthly fee for a 5-star rating.

Saturna Capital’s portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate their time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager’s account performance bonus depends upon the Fund’s overall Morningstar™ rating, which derives from investment results over the last three, five, and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

Portfolio Managers (as of November 30, 2025)
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Elizabeth W. Alm	Saturna Bond Income ($12,301,699) Saturna Short-Term Bond Fund ($14,414,327)	None	None	None
Jane K. Carten (Portfolio Manager of Saturna Sustainable Equity Fund until March 20, 2026, which merged into the Saturna International Fund)	Saturna Sustainable Equity Fund ($25,663,665)	None	None	None
Patrick T. Drum	Saturna Sustainable Bond Fund ($60,147,128)	Amana Participation Fund ($267,741,244)	None	None
Bryce R. Fegley	Saturna Global High Income Fund ($12,042,565) Saturna Core Fund ($31,290,511)	None	None	Three ($19,973,388)
Scott F. Klimo (until October 1, 2025)	Saturna Growth Fund ($86,589,255)	Amana Growth Fund ($6,054,394,688)	None	None
William B. Jones IV (as of October 1, 2025)	Saturna Growth Fund ($86,589,255)	None	None	None
Dan Kim	Saturna International Fund ($80,944,210)	None	None	Thirty-Three ($70,378,223)
Levi S. Zurbrugg (until March 31, 2025)	Saturna Core Fund ($31,290,511	None	Four ($89,284,118)[1]	Thirteen ($41,327,820)

[1]	Assets managed by Mr. Zurbrugg include assets managed in exchange for a performance fee.

Portfolio Manager Fund Ownership (as of November 30, 2025)
Dollar range of equity securities in Saturna Investment Trust Funds owned beneficially by Portfolio Managers
Elizabeth W. Alm	Saturna Short-Term Bond*: $1-$10,000 Saturna Sustainable Equity*: $1-$10,000
Jane K. Carten

Saturna Growth Z Shares: $500,001-$1,000,000

Saturna International Z Shares: $50,001-$100,000

Saturna Core: $100,001-$500,000

Saturna Bond Income*: $1-$10,000

Saturna Global High Income*: $10,001-$50,000

Saturna Sustainable Equity*: over $1,000,000

Saturna Sustainable Bond*: $50,001-$100,000

Patrick T. Drum	Saturna Core: $1-$10,000
Bryce R. Fegley	Saturna International: $10,001-$50,000 Saturna International Z Shares: $100,001-$500,000 Saturna Global High Income*: $100,001-$500,000
William B. Jones IV	Saturna Sustainable Equity*: $10,001-$50,000
Dan Kim	Saturna International Z Shares: $100,001-$500,000
Scott F. Klimo (until October 1, 2025)	Saturna Growth Z Shares: $100,001-$500,000 Saturna Short-Term Bond*: $1-$10,000
Levi S. Zurbrugg	Saturna International Z Shares: $1-$10,000 Saturna Core: $100,001-$500,000 Saturna Bond Income*: $10,001-$50,000 Saturna Sustainable Bond*: $10,001-$50,000
Pierce McCrerey	Saturna Growth Z Shares: $10,001-$50,000 Saturna International Z Shares: $10,001-$50,000 Saturna Sustainable Equity*: $1-$10,000 Saturna Sustainable Bond*: $10,001-$50,000

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Brokerage Allocation

The placing of purchase and sale orders as well as the negotiation of commissions is performed by the adviser, subject to the general oversight of the Board of Trustees. Although it is permitted to do so, the adviser does not allocate brokerage to any broker in return for research or services.

The primary consideration in effecting securities transactions for the Trust is to obtain the best price and execution which in the judgment of the adviser is attainable at the time and which would bring the best net overall economic result to a Fund. Factors taken into account in the selection of brokers include the price of the security, commissions paid on the transaction, the efficiency and cooperation with which the transaction is effected, the expediency of making settlement, and the financial strength and stability of the broker. The adviser may negotiate commissions at a rate in excess of the amount another broker would have charged if it determines in good faith that the overall net economic result is favorable to the Fund and is not required to execute trades in “over-the-counter” securities with primary market-makers if similar terms are available elsewhere. The adviser evaluates whether brokerage commissions are reasonable based upon available information about the general level of commissions paid by similar mutual funds for comparable services.

When consistent with best execution, brokerage may be directed to Saturna Brokerage Services, Inc., a wholly-owned subsidiary of the adviser, which engages in a discount brokerage business. Saturna Brokerage Services currently executes portfolio transactions for the Trust for free (no commissions). Transactions effected through other brokers are subject to commissions payable to that broker.

The Commissions Paid To Saturna Brokerage Services table below contains the commissions each Fund paid Saturna Brokerage for each of the last three fiscal years ending November 30.

The Commissions Paid To Other Broker-Dealers table below contains the commissions each Fund paid to unaffiliated broker-dealers for each of the last three fiscal years ending November 30.

The Trustees receive reports on each Fund’s brokerage activity at each regular meeting. Meetings are held on a quarterly schedule.

Commissions Paid To Other Broker-Dealers
	2025	2024	2023
Saturna Growth Fund	$-	$-	$-
Saturna International Fund	$7,083	$1,966	$-
Saturna Core Fund	$98	$-	$-
Saturna Short-Term Bond Fund*	n/a	n/a	n/a
Saturna Bond Income Fund*	n/a	n/a	n/a
Saturna Global High Income Fund*	$-	$-	$-
Saturna Sustainable Equity Fund*	$-	$-	$-
Saturna Global Sustainable Bond Fund*	n/a	n/a	n/a

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Capital Stock

The Saturna Investment Trust is organized as a “series” investment company. Each share class of a Fund is divided into shares of beneficial interest. Those Funds and classes are named: Saturna Growth Fund Investor Shares, Saturna Growth Fund Z Shares, Saturna International Fund Investor Shares, Saturna International Fund Z Shares, Saturna Core Fund, and Saturna Global Sustainable Bond Fund. There are no restrictions on shareowners’ rights to freely retain or dispose of shares of any class. There are no material obligations or potential liabilities associated with owning a Fund’s shares except the investment risks described in the Funds’ prospectuses and summary prospectuses, and in this statement of additional information in the section Fund Descriptions, Investments, and Risks beginning on page 3. The shareowners of each separate Fund may look only to that Fund for dividends, income, capital gains or losses, redemption, liquidation, or termination. Each class of shares of a Fund will have (i) exclusive voting rights on any matter submitted to shareowners that relates solely to its arrangement and (ii) separate voting rights on any matter submitted to shareowners in which the interests of one Fund differ from the interest of any other Fund. The voting rights of each class of shares can only be modified by a majority vote of that class. Shareowners may elect to convert eligible Investor Shares into corresponding Z Shares of the same series. Any such conversion will occur at the next available respective net asset values of the share classes. There are no sinking fund provisions. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities.

Purchase, Redemption, and Pricing of Shares

See Purchase and Sale of Fund Shares in the Prospectus or Summary Prospectus and Fund Share Pricing in the Prospectus for an explanation about the ways to purchase or redeem shares. Purchases and redemptions are processed at net asset value per share.

It is important to note that there are differences between the two share classes of Saturna Growth and Saturna International Funds. Investor Shares are subject to an annual distribution fee to compensate financial intermediaries for providing investors with ongoing account services. Z Shares (and shares of Funds that do not participate in the 12b-1 distribution plan) are not subject to an annual distribution fee and, consequently, holders of these shares may not receive the same types or levels of services from financial intermediaries. In choosing between Investor Shares versus Z Shares, investors should weigh the benefits of the services to be provided by financial intermediaries against the annual distribution fee imposed upon some shares. Saturna Growth and Saturna International Fund Z Shares will be purchased by default.

Offering Price

A Fund computes its price per share of share classes on each business day by dividing the value of all securities and other assets, less liabilities, attributable to each share class, by the number of shares outstanding of that class. The daily price is determined for each class of a Fund as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on each day the Exchange is open for trading. The Exchange is generally closed on New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day,

Independence Day, Labor Day, Thanksgiving, and Christmas. See the balance sheet in the Annual Report or Semi-Annual Report for a specimen sheet showing how the Funds calculate net asset value, which is the price used for both purchase and redemption of shares.

Pricing of Foreign Securities

Foreign securities traded outside the US are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time.

Foreign markets may close before the time at which the Funds’ prices are determined. Because of this, events occurring after the close of a foreign market and before the determination of the Funds’ NAVs may have a material effect on the Funds’ foreign security prices. To account for this the Funds may use independent pricing services for valuation of securities.

In developing valuations for foreign securities, the independent pricing services review a variety of factors, including developments in foreign markets, the performance of US securities markets, and the performance of instruments trading in US markets that represent foreign securities and baskets of foreign securities. The Funds may also fair value securities in other situations; for example, when a particular foreign market is closed but the Fund is open.

The Funds routinely compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices and other factors they believe are relevant for such testing. Other mutual funds may adjust the prices of their securities by different amounts.

Intermediary Processing

Investors should be aware that intermediaries might have policies different from the Funds’ policies regarding trading and redemptions, and these may be in addition to or in place of the Funds’ policies. For more information about these restrictions and policies, please contact your broker, retirement plan administrator, or other intermediary.

Abandoned Property

It is the responsibility of the investor to ensure that Saturna Capital Corporation maintains a correct address for the investor’s account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned. If Saturna Capital Corporation is unable to locate the investor, then it will determine whether the investor’s account has been legally abandoned. Saturna Capital Corporation is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

Taxation of the Funds

Saturna Investment Trust is organized as a “series” investment company. Each Fund of the Trust is a separate economic entity with separate assets and liabilities and separate income streams. The shareowners of each separate Fund may look only to that Fund for income, capital gain or loss, redemption, liquidation, or termination. Each Fund has separate arrangements with the adviser. Assets of each Fund are segregated. The creditors and shareowners of each Fund are limited to the assets of that Fund for recovery of charges, expenses, and liabilities. Each Fund of the Trust conducts separate voting on issues relating solely to that Fund, except as required by the 1940 Act. The tax status and tax consequences to shareowners of each Fund differ, depending upon the investment objectives, operations, income, gain or loss, and distributions from each Fund.

Each Fund intends to distribute to shareowners substantially all of its net investment income and net realized capital gains, if any, and to comply, as each has since inception, with the provisions of the Code applicable to regulated investment companies, which relieve mutual funds of federal income taxes on the amounts so distributed.

If, in any taxable year, a Fund does not qualify as a regulated investment company under the Code, and such Fund does not qualify for an exception, cure period, or other relief, or fails to meet the distribution requirements under the Code, (1) the Fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareowners; (2) the Fund’s distributions, to the extent made out of the Fund’s current or accumulated earnings and profits, would be taxable to shareowners as ordinary dividends, regardless of whether they would otherwise have been considered capital gain dividends; (3) the Fund may qualify for the 50% deduction for dividends received by corporations; and (4) foreign tax credits would not “pass through” to shareowners.

As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Short-Term Bond Fund*
Accumulated capital and other losses	$(141,806)
Tax accumulated earnings	$(141,806)
Unrealized Appreciation	$87,761
Total accumulated earnings	$(54,045)

Bond Income Fund*
Accumulated capital and other losses	$(91,347)
Tax accumulated earnings	$(91,347)
Unrealized Depreciation	$(1,030,860)
Total accumulated earnings	$(1,122,207)

Core Fund
Undistributed ordinary income	$462,818
Accumulated capital gains	$181,027
Tax accumulated earnings	$643,845
Unrealized Appreciation	$7,466,289
Other unrealized accumulated losses	$(18)
Total accumulated earnings	$8,110,116

Global High Income Fund*
Undistributed ordinary income	$417,252
Accumulated capital gains	$31,145
Tax accumulated earnings	$448,397
Unrealized Appreciation	$1,191,320
Other unrealized gains	$1,005
Total accumulated earnings	$1,640,722

Growth Fund
Accumulated capital gains	$1,307,674
Tax accumulated earnings	$1,307,674
Unrealized Appreciation	$60,127,054
Total accumulated earnings	$61,434,728

International Fund
Undistributed ordinary income	$781,524
Accumulated capital gains	$10,230,995
Tax accumulated earnings	$11,012,519
Unrealized Appreciation	$33,285,698
Other unrealized accumulated losses	$(841)
Total accumulated earnings	$44,297,376

Sustainable Equity Fund*
Undistributed ordinary income	$166,987
Accumulated capital and other losses	$(163,567)
Tax accumulated earnings	$3,420
Unrealized Appreciation	$11,237,011
Other unrealized accumulated losses	$(226)
Total accumulated earnings	$11,240,205

Sustainable Bond Fund*
Undistributed ordinary income	$1,862,664
Accumulated capital and other losses	$(2,220,772)
Tax accumulated earnings	$(358,108)
Unrealized Appreciation	$963,405
Other unrealized gains	$8,401
Total accumulated earnings	$613,698

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund, and Saturna Sustainable Equity Fund merged into the Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

If shareowners do not furnish the transfer agent with a valid Social Security or Tax Identification Number and in certain other circumstances, the transfer agent is required to withhold 24% of dividends and other distributions and redemption proceeds.

Dividends to shareowners who are nonresident aliens may be subject to a 30% United States withholding tax under the existing provisions of the Code applicable to foreign individuals and entities, unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. If the IRS determines that a Fund should be fined or penalized for inaccurate, missing, or otherwise inadequate reporting of a Tax Identification Number, the amount of the IRS fee or penalty will be directly assessed to the shareowner account involved.

At November 30, 2025, the Funds had capital loss carryforwards as follows, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes and do not expire.

	Short-Term Bond Fund*	Bond Income Fund*
Short term loss carryforward	$47,373	$–
Long term loss carryforward	$94,433	$91,347
Total Capital loss carryforward	$141,806	$91,347

	Sustainable Equity	Sustainable Bond
	Fund*	Fund*
Short term loss carryforward	$163,567	$923,340
Long term loss carryforward	$–	$1,297,432
Total Capital loss carryforward	$163,567	$2,220,772

*	As of March 20, 2026, the Saturna Bond Income Fund and the Saturna Short-Term Bond Fund merged into the Saturna Sustainable Bond Fund, and the Saturna Global High Income Fund merged into the Saturna Core Fund and Saturna Sustainable Equity Fund merged into Saturna International Fund. As of March 30, 2026, the Saturna Sustainable Bond Fund was renamed the Saturna Global Sustainable Bond Fund.

Underwriters

The adviser’s wholly-owned subsidiary, Saturna Brokerage Services, Inc., 1300 N. State Street, Bellingham, WA 98225 is a general securities brokerage firm and acts as distributor for the Funds under a Rule 12b-1 distribution plan.

Ms. Jane K. Carten is President of Saturna Brokerage Services, Inc. All employees of the distributor are also employees of the adviser.

Under the distribution agreement, the distributor is not required to sell a certain number of shares. The offering of shares by the distributor is continuous.

Financial Statements

The Funds’ audited financial statements for the fiscal year ended November 30, 2025, including the financial highlights, appear in the Trust’s Form N-CSR, filed electronically with the Securities and Exchange Commission on February 09, 2026 (File No. 811-860), and are incorporated by reference and made a part of this document.

PART C

OTHER INFORMATION

Exhibits

Exhibits included with this filing:

Items marked with an asterisk (*) are incorporated by reference to exhibits previously filed with the Registration Statement for Saturna Investment Trust and amendments thereto.

(a)*	Articles of Incorporation

(1) Declaration of Trust of Northwest Investors Tax-Exempt Business Trust, filed as Exhibit No. 1 to initial filing of Form N-1A on February 20, 1987. File No. 33-13247.

(2) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1(b) to Amendment No. 8 to Form N-1A dated December 21, 1992.

(3) Articles of Amendment to the Declaration of Trust of Northwest Investors Trust, filed as Exhibit No. 1-3 to Amendment No. 13 to Form N-1A dated July 11, 1995.

(4) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. 1-4 to Amendment No. 14 to Form N-1A dated March 29, 1996.

(5) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 28 to Form N-1A dated January 9, 2007.

(6) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 37 dated January 17, 2012.

(7) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, filed as Exhibit No. EX-99.a to Amendment No. 44 dated January 9, 2015.

(8) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, dated September 29, 2023, filed as Exhibit No. EX-99.(1)(h) with the Registrant’s Registration Statement filed on December 17, 2025.

(9) Articles of Amendment to the Declaration of Trust of Saturna Investment Trust, dated December 16, 2025, filed as Exhibit No. EX-99.(1)(i) with the Registrant’s Registration Statement filed on December 17, 2025.

(b)*	By-laws.

Bylaws of Northwest Investors Trust, adopted by the Board of Trustees, July 21, 1992, filed as Exhibit No. 2 to Amendment No. 8 to Form N-1A dated December 21, 1992.

(c)	Instruments Defining Rights of Security Holders. Included in (a) and (b).

(d)*	Investment Advisory Contracts.

(1) Investment Advisory and Administrative Services Agreement for the series Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund of Saturna Investment Trust, dated September 25, 2018, filed as Exhibit No. EX-99.d.1 to Amendment No. 56 dated March 27, 2019.

(2)Amendment Number One to the Saturna Investment Trust Investment Advisory and Administrative Services Agreement, filed as EX-99.d to Amendment No. 62

(3) Amendment Number Two to the Saturna Investment Trust Investment Advisory and Administrative Services Agreement, filed as EX-99.(6)(b) with the Registrant’s Registration Statement filed on December 17, 2025.

(e)*	Underwriting Contracts.

(1) Distribution Agreement adopted September 25, 2018 and filed as Exhibit EX-99.e to Amendment No. 56 dated March 27, 2019.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)*	Custodian Agreements.

(1) Form of Custodian Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.1 to Amendment No. 56 dated March 27, 2019.

(2) Form of Rule 17f-5 Delegation Agreement for each series of the Trust, between the Trust and UMB Financial Corporation, Missouri filed as Exhibit EX-99.g.2 to Amendment No. 56 dated March 27, 2019.

(h)*	Other Material Contracts.

(1) Transfer Agent Agreement for the Saturna Investment Trust between the Trust and Saturna Capital Corporation for Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund, dated September 25, 2018, filed as Exhibit No. EX-99.h.1 to Amendment No. 56 dated March 27, 2019.

(2) Agreement for a liquidity program for the Saturna Trust between the Trust and ReFlow Fund, LLC dated March 27, 2020 and filed as Exhibit EX-99.h.4 to Amendment No. 58 dated March 27, 2020.

(3) Expense Limitation and Fee Waiver Agreement, dated December 16, 2025, filed as Exhibit No. EX-99.(13)(c) with the Registrant’s Registration Statement filed on December 17, 2025.

(4) Fee Waiver Agreement for Saturna Sustainable Bond Fund, dated January 15, 2026 with the Post-effective amendment filed filed on January 15, 2026

(i)	Legal opinions.

(1)	Opinion of Independent Legal Counsel dated March 30, 2026, filed as Exhibit EX-99.i.

(j)	Other opinions.

(1) Independent Registered Public Accounting Firm’s Consent dated March 27, 2026, filed as Exhibit EX-99.j.1.

(k)	Omitted Financial Statements. Not applicable.

(l)*	Initial Capital Agreements.

(1) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated March 12, 2007 filed as Exhibit EX-99.l to Amendment No. 30 to Form N-1A dated March 30, 2007.

(2) Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 11, 2011 filed as Exhibit EX-99.l to Amendment No. 37 dated January 13, 2012.

(3) Form of Restricted stock purchase agreement between Saturna Investment Trust and Saturna Capital Corporation dated January 8, 2015 filed as Exhibit EX-99.l to Amendment No. 44 dated January 9, 2015.

(m)*	Rule 12(b)-1 Plan.

Rule 12(b)-1 Plan approved by Trustees on June 28, 2006 and adopted by shareowners on August 15, 2006. Filed as Exhibit No. EX-99.m to Amendment No. 28 to Form N-1A dated January 9, 2007.

(n)*	Rule 18f-3 Plan.

(1) Saturna Investment Trust Rule 18f-3 Plan pursuant to Rule 18f-3, filed as Exhibit EX-99.n to Amendment No. 50 dated March 31, 2017.

(o)	Reserved.

(p)*	Code of Ethics.

(1) Code of Ethics dated March 11, 2025 –(filed herewith)

(q)*	Power of Attorney. Powers of Attorney, filed as Exhibit No. EX-99.(16) with the Registrant’s Registration Statement filed on December 17, 2025.

101.INS  XBRL Instance Document - the instance document does not appear in the Interactive Data File because its XBRL tags are now embedded within the inline XBRL document.

101.SCH	XBRL Taxonomy Extension Schema Document.
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.

Persons Controlled by or Under Common Control with Registrant

No person or persons are directly or indirectly controlled by or under common control with the Registrant.

Indemnification

There is no provision for indemnification of the officers and trustees of the Trust except as provided in the Declaration of Trust of Saturna Investment Trust, which provisions are set forth below. The provisions of Article IV, Section 1 and Article XI of the Declaration of Trust of the Registrant previously filed as Exhibit 1 to this Registration Statement are incorporated herein by reference.

In the performance of their duties as Trustee, each Trustee shall not be personally liable to the Trust or its shareowners for any monetary damages for any breach of fiduciary duty as a Trustee, provided that this limitation shall not be construed as limiting the liability of the Trustee for (1) any breach of the Trustee’s duty of loyalty to the Trust or its shareowners, (2) acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, (3) the unlawful payment of dividends or redemption of shares, or (4) any transaction from which the Trustee derives an improper personal benefit.

The Trustees, officers, employees, and agents of the Trust are indemnified by the Trust for the fines, judgments, and costs of suit, with respect to actions brought against them in their capacity as agents of the Trust or against them on behalf of the Trust. However, no Trustee or officer will be protected from liability for acts of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the US Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Trust may purchase and maintain insurance on behalf of any current or past Trustee, officer, agent, or employee against any liability asserted against such person or incurred by them by reason of such capacity or status, provided, that no such insurance may be maintained if such would indemnify such person for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

The Trustees, officers, employees, and agents of the Trust have no power to bind any past or present shareowner of any Fund of the Trust solely by reason that the shareowner is an owner of a beneficial interest in any Fund. Each such shareowner shall be entitled to indemnification from the Trust for any recovery against them solely by reason of their capacity and status as a shareowner.

The Trustees may provide in agreements of the Trust provisions setting forth, to the extent considered necessary, the limitations of liabilities of the Trust to its assets. The Investment Advisory and Administrative Services Agreements of the Trust contain such a provision.

Business and Other Connections of Investment Adviser

The answer to this item is fully disclosed in Part A and Part B of the Form N-1A.

Principal Underwriters

The broker-dealer subsidiary of the Adviser, Saturna Brokerage Services, Inc., acts for the Trust as “distributor,” under authority of a Distribution Agreement adopted by the Trustees on September 25, 2018. The Trust has no principal underwriter who is not an affiliated person of the Trust. Saturna Brokerage Services also serves the Amana Mutual Funds Trust in the same capacity.

Effective October 2, 2006, the Trust entered into a distribution agreement with the distributor, pursuant to which the distributor acts as principal underwriter of Fund shares for sale to the public. Prior to June 2, 2017, each series of the Trust participated in a Rule 12b-1 distribution plan. Under the plan, each Fund paid the distributor a monthly fee at the rate of 0.25% annually of their average daily net assets to finance activities that support the sales of Fund shares, including distribution of Fund shares, and to furnish services to shareowners. As of June 2, 2017, only Investor Shares of Sextant Growth and Sextant International Funds participate in the Rule 12b-1 Plan. The distributor may use all or any portion of the fee for activities that the distributor determines to be reasonably calculated to result in sales of fund shares.

Saturna Brokerage Services, Inc. also acts as underwriter for the eight portfolios of the Saturna Investment Trust.

Officers of Saturna Brokerage Services
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust
Jane K. Carten 1300 N. State Street, Bellingham, WA 98225	Director, President, Chief Executive Officer	President
Matthew J. Ward 1300 N. State Street, Bellingham, WA 98225	Vice President	n/a
Rochelle L. Wolber 1300 N. State Street, Bellingham, WA 98225	Vice President	n/a
Kalen M. Hanna 1300 N. State Street, Bellingham, WA 98225	Director, Chief Financial Officer, Treasurer	n/a
Christopher R. Fankhauser 1300 N. State Street, Bellingham, WA 98225	Director, Vice President, Chief Operations Officer	Treasurer
Jacob A. Stewart 1300 N. State Street, Bellingham, WA 98225	Chief Compliance Officer, AML Officer	AML Officer
Elliot S. Cohen 1300 N. State Street, Bellingham, WA 98225	Chief Legal Officer	Secretary

Location of Accounts and Records

With the exception of those records maintained by the Custodian (UMB Bank, N.A., 928 Grand Blvd, 5th Floor, Kansas City, Missouri 64155), all records of the Trust are physically in the possession of the Trust and maintained at the offices of Saturna Capital Corporation, 1300 N. State Street, Bellingham, Washington 98225.

Management Services

There are no management-related contracts pursuant to which service is provided to the Trust other than those discussed in Parts A and B of this Form N-1A.

Undertakings

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that this Post-Effective Amendment No. 68 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act, and has duly caused this registration statement to be duly signed on its behalf by the undersigned, duly authorized, in the City of Bellingham, State of Washington, on the 30th day of March, 2026.

SATURNA INVESTMENT TRUST

By	/s/ Jane K. Carten
Jane K. Carten,
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jane K. Carten	President; Trustee	March 30, 2026
Jane K. Carten	(Principal Executive Officer)

/s/ Christopher R. Fankhauser	Treasurer; Chief Financial Officer	March 30, 2026
Christopher R. Fankhauser	(Principal Accounting Officer)

/s/ Marina E. Adshade**	Trustee	March 30, 2026
Marina E. Adshade

/s /Ronald H. Fielding**	Trustee	March 30, 2026
Ronald H. Fielding

/s/ Gary A. Goldfogel**	Trustee	March 30, 2026
Gary A. Goldfogel

/s/ James V. McKinney**	Trustee	March 30, 2026
James V. McKinney

/s/ Sarah E.D. Rothenbuhler**	Trustee	March 30, 2026
Sarah E.D. Rothenbuhler

**By	/s/ Jane K. Carten
Jane K. Carten, Attorney-in-fact